UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Reports to Shareholders are included herewith.
Barrow Hanley US Value Opportunities Fund
Institutional Shares/BVOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$68*	0.71%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 36.92% versus a return of 32.43% for the Russell 1000® Value Index (the “Index”). During the period, our stock selection and an overweight in Industrials benefited performance relative to the Index. In addition, security selection in Information Technology added to performance. The Fund’s security selection in Consumer Discretionary detracted from performance. In addition, our underweight to Financials Services hurt performance as this segment of the market outperformed.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley US Value Opportunities Fund (Institutional Shares/BVOIX)	33.44%	12.26%
Russell 1000 Total Return Index*	35.68%	12.69%
Russell 1000 Value Total Return Index	27.76%	8.20%
*
Effective September 30, 2024 the Fund compares its performance to the Russel 1000 Total Return Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$108,043,291
Total number of portfolio holdings	78
Total advisory fees paid	$342,718
Portfolio turnover rate as of the end of the reporting period	31.90%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
CRH PLC	2.3%
Vertiv Holdings Co. - Class A	2.0%
BWX Technologies, Inc.	1.9%
Air Products and Chemicals, Inc.	1.7%
Keurig Dr. Pepper, Inc.	1.7%
Fidelity National Information Services, Inc.	1.6%
Carnival Corp.	1.6%
Exxon Mobil Corp.	1.6%
CACI International, Inc. - Class A	1.6%
Entergy Corp.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
The Barrow Hanley US Value Opportunities Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley US Value Opportunities Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.70% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
Barrow Hanley Total Return Bond Fund
Institutional Shares/BTRIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$33*	0.35%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 14.25% versus a return of 13.36% for the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”). During the period, the Fund's overweight allocation to Utilities benefited performance as the sector outperformed the Index. In addition, the Fund's security selection and overweight allocation to Mortgage-Backed Securities added to performance. The Fund’s overweight in Asset-Backed Securities detracted from performance as this segment of the market lagged the overall Index. In addition, an underweight to Industrials hurt performance due to the sector outperforming.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Total Return Bond Fund (Institutional Shares/BTRIX)	11.96%	2.07%
Bloomberg U.S. Aggregate Bond Index	11.57%	1.83%
Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$176,755,747
Total number of portfolio holdings	242
Total advisory fees paid	$69,921
Portfolio turnover rate as of the end of the reporting period	131.01%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.38%, 05/15/34	5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44	2.5%
U.S. Treasury Notes, 4.50%, 11/30/24	2.5%
U.S. Treasury Notes, 4.88%, 04/30/26	2.4%
U.S. Treasury Notes, 4.63%, 04/30/29	2.0%
Freddie Mac Pool #SD8267, 5.00%, 11/01/52	1.7%
Fannie Mae Pool #CB1384, 2.50%, 08/01/51	1.7%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.5%
Ginnie Mae II Pool #MA9017, 5.50%, 07/20/53	1.5%
U.S. Treasury Notes, 4.63%, 04/30/31	1.5%
ASSET TYPE ALLOCATION
Material Fund Changes
The Barrow Hanley Total Return Bond Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Total Return Bond Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.35% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
Barrow Hanley International Value Fund
Institutional Shares/BNIVX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$82*	0.86%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 20.37% versus a return of 28.80% for the MSCI EAFE Value Index. During the period, our overweight and security selection in Healthcare benefited performance as the sector outperformed the Index. In addition, security selection in Information Technology added to performance. The Fund’s underweight and security selection in Financials detracted from performance. In addition, security selection in Materials hurt performance relative to the overall Index.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley International Value Fund (Institutional Shares/BNIVX)	15.82%	7.24%
MSCI EAFE Index Net*	24.77%	4.94%
MSCI EAFE Value Index Net	23.14%	9.27%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI EAFE Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,438,942
Total number of portfolio holdings	64
Total advisory fees paid	$210,882
Portfolio turnover rate as of the end of the reporting period	57.63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Julius Baer Group Ltd.	2.6%
Sanofi S.A.	2.5%
TOTO Ltd.	2.3%
Makita Corp.	2.2%
BASF S.E.	2.1%
United Overseas Bank Ltd.	2.1%
Standard Chartered PLC	2.1%
Henkel AG & Co KGaA	2.0%
Smith & Nephew PLC	2.0%
Enel S.p.A.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
The Barrow Hanley International Value Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley International Value Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.85% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
Barrow Hanley Floating Rate Fund
Institutional Shares/BFRNX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$56*	0.60%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During the eleven-month period, September 30, 2024, the Institutional Class shares of the Fund returned 11.17% versus a return of 9.62% for the Credit Suisse Leveraged Loan Index (the "Index"). During the period, the Fund’s holdings in Consumer Non-Durables and Manufacturing benefited performance as they outperformed their respective subsectors in the Index. In addition, our holdings in Media/Telecom and Services added to relative performance as they outperformed their respective peers in the Index. Our holdings in Food/Tobacco hurt performance as they lagged the performance of the subsector. Our underweight to Utilities also hurt performance as the sector outperformed.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Floating Rate Fund (Institutional Shares/BFRNX)	11.06%	8.14%
Credit Suisse Leveraged Loan Index	9.66%	7.22%
Bloomberg U.S. Aggregate Bond Index*	11.57%	1.83%
*
Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$102,155,674
Total number of portfolio holdings	146
Total advisory fees paid	$238,826
Portfolio turnover rate as of the end of the reporting period	43.39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MH Sub I LLC, 2023 May Incremental Term Loan, 9.10%, 05/03/28	2.5%
TMS International Corp., Term B-6 Loan, 9.00%, 03/02/30	2.1%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan, 8.85%, 12/11/28	2.0%
Acrisure LLC, 2024 Refinancing Term Loan, 8.21%, 11/06/30	2.0%
Magnite, Inc., Term Loan B, 8.60%, 02/06/31	1.6%
Ascensus Group Holdings, Inc., Initial Term Loan, 8.46%, 08/02/28	1.5%
Global IID Parent LLC, Term B Loan, 9.37%, 12/16/28	1.5%
Mativ Holdings, Inc., Term B Loan, 8.71%, 04/20/28	1.5%
LifePoint Health, Inc., 2024 Refinancing Term Loan, 10.05%, 11/16/28	1.5%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 8.35%, 08/18/28	1.4%
ASSET TYPE ALLOCATION
Material Fund Changes
The Barrow Hanley Floating Rate Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Floating Rate Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.59% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
Barrow Hanley Emerging Markets Value Fund
Institutional Shares/BEMVX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$98*	1.02%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 17.63% versus a return of 31.15% for the MSCI Emerging Markets Value Index (the “Index”). During the period, our security selection in Information Technology benefitted performance relative to the Index. In addition, security selection in Industrials added to performance. The Fund’s security selection and an underweight in Financials detracted from performance as this segment of the market outperformed. In addition, security selection and an overweight to the Communication hurt performance relative to the overall Index.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Emerging Markets Value Fund (Institutional Shares/BEMVX)	12.23%	3.76%
MSCI Emerging Markets Value Index	24.38%	4.09%
MSCI Emerging Markets Index*	26.05%	1.35%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,327,476
Total number of portfolio holdings	60
Total advisory fees paid	$0 - Due to Fee Waivers
Portfolio turnover rate as of the end of the reporting period	85.34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
SK Hynix, Inc.	3.9%
MediaTek, Inc.	3.7%
Bizlink Holding, Inc.	3.1%
JD.com, Inc. - Class A	2.7%
Ping An Insurance Group Co. of China Ltd. - Class H	2.6%
Baidu, Inc. - Class A	2.5%
PTT Exploration & Production PCL - REG	2.4%
UPL Ltd.	2.4%
China Merchants Bank Co. Ltd. - Class H	2.2%
Axis Bank Ltd.	2.2%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
The Barrow Hanley Emerging Markets Value Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Emerging Markets Value Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.98% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
Barrow Hanley Credit Opportunities Fund
Institutional Shares/BCONX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$36*	0.33%**
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
**	Amount was reduced by a one-time expense reimbursement during the period. Without the reimbursement, the cost paid as a percentage of a hypothetical $100,000 investment would have been 0.64%.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
During the eleven-month period, the Institutional Class shares of the Fund returned 16.94% versus a return of 15.77% for the ICE BofA BB-B U.S. High Yield Index (the "Index"). The Fund benefited from an overweight to Finance which was the best performing sector in the Index. Also benefiting performance were the Fund’s holdings in Consumer Cyclicals and Non-Cyclicals, which outperformed the subsectors in the Index. The Fund’s allocation to Bank Loans negatively impacted performance as they generated a return below high yield corporate bonds during the period. The Fund’s holdings in Real Estate Investment Trusts also detracted from performance as they lagged the subsector return.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Credit Opportunities Fund (Institutional Shares/BCONX)	15.65%	6.69%
ICE BofA BB-B US High Yield Index	14.64%	6.04%
Bloomberg U.S. Aggregate Bond Index*	11.57%	1.83%
*
Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$90,634,657
Total number of portfolio holdings	111
Total advisory fees paid	$0 - Due to Fee Waivers
Portfolio turnover rate as of the end of the reporting period	33.39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Barrow Hanley Floating Rate Fund, 0.95%,	21.5%
PROG Holdings, Inc., 6.00%, 11/15/29	2.2%
ILFC E-Capital Trust I, 6.57%, 12/21/65	2.1%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.1%
Howard Hughes (The) Corp., 4.38%, 02/01/31	2.0%
Rithm Capital Corp., 6.25%, 10/15/25	1.9%
United Natural Foods, Inc., 6.75%, 10/15/28	1.6%
Chemours (The) Co., 4.63%, 11/15/29	1.5%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.4%
Interface, Inc., 5.50%, 12/01/28	1.4%
ASSET TYPE ALLOCATION
Material Fund Changes
The Barrow Hanley Credit Opportunities Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Credit Opportunities Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 0.77% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Institutional Shares/BEOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of November 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Period
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$107*	1.07%
*	This fee reflects the period from November 1, 2023 to September 30, 2024. Expenses for the full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the eleven-month period ended September 30, 2024, the Institutional Class shares of the Fund returned 21.32% versus a return of 29.50% for the Fund’s benchmark, the MSCI Emerging Markets Value Index (the “Index”). During the period, our security selection in Information Technology benefitted performance relative to the Index. In addition, our security selection in Industrials added to performance. The Fund’s security selection in Consumer Staples detracted from performance. In addition, our overweight and stock selection in Materials combined to hurt performance as this sector lagged the overall Index.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares/BEOIX)	16.32%	3.12%
MSCI Emerging Markets Value Index	24.38%	6.35%
MSCI Emerging Markets Index*	26.05%	5.14%
*
Effective September 30, 2024 the Fund compares its performance to the MSCI Emerging Markets Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$33,956,116
Total number of portfolio holdings	38
Total advisory fees paid	$136,051
Portfolio turnover rate as of the end of the reporting period	76.11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Kasikornbank PCL - REG	4.0%
MediaTek, Inc.	3.9%
Great Wall Motor Co. Ltd. - Class H	3.9%
Ping An Insurance Group Co. of China Ltd. - Class H	3.9%
JD.com, Inc. - Class A	3.9%
Haier Smart Home Co. Ltd. - Class H	3.7%
Thai Union Group PCL - Class F	3.7%
Amorepacific Corp.	3.4%
SK Hynix, Inc.	3.2%
Hiwin Technologies Corp.	3.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund reorganized into a newly established series of Perpetual Americas Funds Trust (the “Trust”) effective August 18, 2024 (the “Reorganization”). Following the Reorganization, the Fund assumed the financial and performance history of its predecessor fund, the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, a series of The Advisors' Inner Circle Fund III.
In connection with the Reorganization, Perpetual Americas Funds Services (“PAFS”)1 became the Fund's investment adviser and Barrow, Hanley, Mewhinney & Strauss LLC continued as the Fund's sub-adviser. In addition, PAFS contractually agreed to waive fees and reimburse certain expenses to the extent the Fund's annual operating expenses exceed 1.04% of average daily net assets through February 1, 2026. Further, the Board of Trustees of the Trust approved a change in the fiscal year end of the Fund to September 30 to align the fiscal year end with the other series in the Trust.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 28, 2025 at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.
Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganization noted above, PricewaterhouseCoopers LLP (“PwC”) became the independent registered public accounting firm of the Fund and replaced KPMG LLP, the predecessor fund's accounting firm. PwC serves as the Independent Registered Public Accounting Firm for all funds in the Trust.
There were no disagreements with the former accounting firm during the Fund's fiscal period from inception date through October 31, 2022, fiscal year ended October 31, 2023, or for the interim period from November 1, 2023 through August 17, 2024.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
1 The Fund’s investment adviser is Perpetual Americas Funds Services, which is the business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/BarrowHanley.

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined the registrant has at least one "audit committee financial expert" (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The "audit committee financial expert" is Joseph P. Gennaco, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The amounts presented reflect Trust level amounts.  Any fees directly incurred by a Fund or subset of Funds in the Trust are included in the amounts reflected in the Financial Statements under Item 7 to this Form N-CSR.

(a) Audit Fees

2024: $715,020

2023: $674,975

The fees relate to the audit of the registrant’s annual financial statements and letters for filings of the registrant’s Form N-CEN and N-1A, as applicable.

(b) Audit Related Fees

2024: $0

2023: $0

(c) Tax Fees

2024: $126,680

2023: $84,640

The fees relate to the preparation of the registrant’s tax returns, review of annual distributions, additional tax provision support fees, and local tax services in certain foreign markets, as applicable.

(d) All Other Fees

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) 2024: 0%

2023: 0%

(f) Not applicable.

(g) 2024: $224,180

2023: $417,548

(h) The Audit Committee considered the non-audit services rendered to the registrant's investment adviser and believes the services are compatible with the principal accountant's independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers are included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Barrow Hanley Credit Opportunities Fund
Barrow Hanley Emerging Markets Value Fund
Barrow Hanley Floating Rate Fund
Barrow Hanley International Value Fund
Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
For the Period from November 1, 2023 to September 30, 2024

BARROW HANLEY FUNDS

TABLE OF CONTENTS

September 30, 2024

BARROW HANLEY FUNDS

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.0%
Brazil	1.7%
Dexco S.A.		372,500	$584,628
China	27.7%
Baidu, Inc. - Class A(a)		55,142	749,049
China International Capital Corp. Ltd. - Class H(b)		478,203	855,049
China Mengniu Dairy Co. Ltd.		316,253	760,747
Great Wall Motor Co. Ltd. - Class H		707,712	1,320,044
Haier Smart Home Co. Ltd. - Class H		312,857	1,255,638
JD.com, Inc. - Class A		61,026	1,311,762
Ping An Insurance Group Co. of China Ltd. - Class H		203,828	1,314,918
Tingyi Cayman Islands Holding Corp.		647,701	934,827
Xinyi Glass Holdings Ltd.		746,089	888,721
			9,390,755
Hong Kong	6.7%
ASMPT Ltd.		63,057	770,585
Hang Lung Properties Ltd.		759,976	742,003
Sino Biopharmaceutical Ltd.		1,587,545	761,726
			2,274,314
India	4.9%
IndusInd Bank Ltd.		44,050	760,929
UPL Ltd.		122,003	892,661
			1,653,590
Malaysia	3.6%
Petronas Chemicals Group Bhd.		373,700	511,136
Public Bank Bhd.		635,100	702,329
			1,213,465
Mexico	1.1%
Fibra Uno Administracion S.A. de C.V.		330,471	384,682
Saudi Arabia	1.7%
Saudi National Bank (The)		64,746	591,989
South Africa	4.2%
Absa Group Ltd.		64,693	656,909
Sibanye Stillwater Ltd.(a)		732,143	756,403
			1,413,312
South Korea	15.7%
Amorepacific Corp.		10,161	1,147,648
HL Mando Co. Ltd.		23,604	664,241
Korea Investment Holdings Co. Ltd.		12,763	716,376
Shinhan Financial Group Co. Ltd.		20,548	872,076
SK Hynix, Inc.		8,208	1,095,906
SK Telecom Co. Ltd.		19,776	845,361
			5,341,608
Taiwan	12.3%
Bizlink Holding, Inc.		69,000	1,005,135

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Hiwin Technologies Corp.		152,000	$1,027,855
Largan Precision Co. Ltd.		10,000	802,616
MediaTek, Inc.		36,000	1,336,641
			4,172,247
Thailand	9.4%
Kasikornbank PCL - REG		290,727	1,355,265
Siam Cement (The) PCL - REG		78,100	584,946
Thai Union Group PCL - Class F		2,765,004	1,254,574
			3,194,785
United Arab Emirates	2.0%
First Abu Dhabi Bank PJSC		183,944	688,090
TOTAL COMMON STOCKS (Cost $30,094,636)			30,903,465
PREFERRED STOCKS	4.2%
Brazil	2.3%
Banco Bradesco S.A.(a)		290,600	784,151
Colombia	1.9%
Bancolombia S.A. - ADR, 10.77%(c)		20,264	635,884
TOTAL PREFERRED STOCKS (Cost $1,488,573)			1,420,035
SHORT-TERM INVESTMENTS	4.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		1,550,823	1,550,823
TOTAL SHORT-TERM INVESTMENTS (Cost $1,550,823)			1,550,823
TOTAL INVESTMENTS (Cost $33,134,032)	99.8%		33,874,323
NET OTHER ASSETS (LIABILITIES)	0.2%		81,793
NET ASSETS	100.0%		$33,956,116

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $855,049 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

At September 30, 2024 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Financials	29.4%
Consumer Discretionary	13.4
Consumer Staples	12.1
Information Technology	11.8
Materials	9.7
Industrials	8.6
Communication Services	4.7
Real Estate	3.3
Health Care	2.2
Total	95.2%

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.4%
Other Asset-Backed Securities	2.4%
Elmwood CLO 29 Ltd., Series 2024-5A - Class ER (Floating, 3M CME Term SOFR + 6.40%, 6.40% Floor) 11.72%, 04/20/37(a)(b)		$1,000,000	$1,005,340
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 10.70%, 07/15/36(a)(b)		500,000	511,631
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 12.62%, 04/20/37(a)(b)		250,000	250,142
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 12.07%, 07/20/37(a)(b)		400,000	408,119
			2,175,232
TOTAL ASSET-BACKED SECURITIES (Cost $2,156,252)			2,175,232
CORPORATE BONDS	71.5%
Automotive	2.9%
Adient Global Holdings Ltd. 8.25%, 04/15/31(a)		1,000,000	1,061,000
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	441,164
Tenneco, Inc. 8.00%, 11/17/28(a)		1,250,000	1,159,911
			2,662,075
Basic Industry	1.8%
Avient Corp. 6.25%, 11/01/31(a)		315,000	322,915
Mativ Holdings, Inc. 10/01/29(a)(c)		1,275,000	1,301,361
			1,624,276
Biotechnology & Pharmaceuticals	0.9%
Bausch Health Americas, Inc. 8.50%, 01/31/27(a)		446,000	364,199
Bausch Health Cos., Inc.,
6.13%, 02/01/27(a)		250,000	225,792
4.88%, 06/01/28(a)		250,000	195,625
			785,616
Cable & Satellite	4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	919,837
7.38%, 03/01/31(a)		750,000	767,906

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
CSC Holdings LLC,
11.75%, 01/31/29(a)		$250,000	$241,648
4.13%, 12/01/30(a)		750,000	546,566
4.63%, 12/01/30(a)		1,000,000	507,493
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		1,000,000	810,327
			3,793,777
Chemicals	2.6%
Avient Corp. 7.13%, 08/01/30(a)		500,000	521,319
Axalta Coating Systems LLC 3.38%, 02/15/29(a)		500,000	468,130
Chemours (The) Co. 4.63%, 11/15/29(a)		1,500,000	1,343,274
			2,332,723
Commercial Support Services	5.4%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		1,135,000	1,159,388
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/27(a)		470,000	471,011
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	117,520
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	128,052
Enviri Corp. 5.75%, 07/31/27(a)		757,000	743,038
Reworld Holding Corp. 4.88%, 12/01/29(a)		1,125,000	1,059,008
Waste Pro U.S.A., Inc. 5.50%, 02/15/26(a)		750,000	746,259
Williams Scotsman, Inc. 6.63%, 06/15/29(a)		500,000	514,794
			4,939,070
Consumer Cyclical	0.5%
Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/29(a)		445,000	467,228
Consumer Non-Cyclical	0.7%
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		160,000	161,332
Perrigo Finance Unlimited Co. 6.13%, 09/30/32		455,000	458,513
			619,845

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Consumer Services	3.2%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		$2,000,000	$1,972,998
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,000,000	968,133
			2,941,131
Containers & Packaging	4.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
6.00%, 06/15/27(a)		125,000	125,898
4.00%, 09/01/29(a)		1,000,000	892,618
Graham Packaging Co., Inc. 7.13%, 08/15/28(a)		500,000	495,068
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	702,289
LABL, Inc.,
5.88%, 11/01/28(a)		250,000	234,137
9.50%, 11/01/28(a)		375,000	387,480
8.25%, 11/01/29(a)		375,000	338,411
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/27(a)		1,050,000	1,084,836
			4,260,737
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		80,000	81,128
Electric Utilities	1.1%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/15/26(a)(b)(d)		1,000,000	1,020,804
Electrical Equipment	1.8%
Gates Corp. 6.88%, 07/01/29(a)		300,000	310,756
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		640,000	661,190
6.63%, 03/15/32(a)		640,000	666,625
			1,638,571
Engineering & Construction	0.8%
Dycom Industries, Inc. 4.50%, 04/15/29(a)		800,000	772,260
Food	1.1%
Darling Ingredients, Inc. 6.00%, 06/15/30(a)		1,000,000	1,009,514
Health Care Facilities & Services	1.2%
Concentra Escrow Issuer Corp. 6.88%, 07/15/32(a)		165,000	173,500
LifePoint Health, Inc. 11.00%, 10/15/30(a)		125,000	141,048

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		$500,000	$484,271
Star Parent, Inc. 9.00%, 10/01/30(a)		250,000	268,395
			1,067,214
Home Construction	2.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 01/15/28(a)		250,000	252,253
4.63%, 04/01/30(a)		500,000	479,045
Interface, Inc. 5.50%, 12/01/28(a)		1,324,000	1,292,233
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	340,418
			2,363,949
Household Products	0.1%
Energizer Holdings, Inc. 6.50%, 12/31/27(a)		50,000	50,797
Institutional Financial Services	0.9%
Aretec Group, Inc. 10.00%, 08/15/30(a)		750,000	798,162
Insurance	0.8%
Panther Escrow Issuer LLC 7.13%, 06/01/31(a)		500,000	524,454
Ryan Specialty LLC 5.88%, 08/01/32(a)		160,000	162,666
			687,120
Leisure Facilities & Services	0.9%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		500,000	517,207
Raising Cane's Restaurants LLC 9.38%, 05/01/29(a)		250,000	270,708
			787,915
Machinery	0.3%
SPX FLOW, Inc. 8.75%, 04/01/30(a)		250,000	262,259
Medical Equipment & Devices	0.9%
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		750,000	778,882
Metals & Mining	0.8%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	268,271
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	457,455
			725,726
Oil & Gas Supply Chain	3.9%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		1,073,000	1,052,426

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		$250,000	$262,807
Global Partners L.P./GLP Finance Corp.,
7.00%, 08/01/27		750,000	755,063
8.25%, 01/15/32(a)		500,000	518,645
ITT Holdings LLC 6.50%, 08/01/29(a)		1,000,000	947,352
			3,536,293
Real Estate Investment Trusts	1.7%
Iron Mountain, Inc.,
4.88%, 09/15/29(a)		250,000	244,837
5.25%, 07/15/30(a)		500,000	493,687
5.63%, 07/15/32(a)		250,000	249,358
Service Properties Trust 8.63%, 11/15/31(a)		375,000	407,797
Starwood Property Trust, Inc. 04/15/30(a)(c)		160,000	160,065
			1,555,744
Real Estate Owners & Developers	3.2%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		1,000,000	1,061,948
Howard Hughes (The) Corp. 4.38%, 02/01/31(a)		2,000,000	1,833,285
			2,895,233
Real Estate Services	2.0%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		1,000,000	1,091,783
Newmark Group, Inc. 7.50%, 01/12/29		655,000	707,570
			1,799,353
Retail - Discretionary	2.5%
Champions Financing, Inc. 8.75%, 02/15/29(a)		482,000	490,943
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	37,004
Ken Garff Automotive LLC 4.88%, 09/15/28(a)		600,000	580,304
Lithia Motors, Inc.,
3.88%, 06/01/29(a)		250,000	233,301
4.38%, 01/15/31(a)		500,000	465,274
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/29(a)		500,000	493,583
			2,300,409
Semiconductors	0.6%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	509,278

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	13.5%
Boost Newco Borrower LLC 7.50%, 01/15/31(a)		$250,000	$268,262
Bread Financial Holdings, Inc. 9.75%, 03/15/29(a)		750,000	792,571
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,790,000	1,926,221
Freedom Mortgage Corp.,
6.63%, 01/15/27(a)		500,000	501,142
12.00%, 10/01/28(a)		500,000	546,191
Freedom Mortgage Holdings LLC 9.13%, 05/15/31(a)		1,000,000	1,028,108
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.57%, 12/21/65(a)(b)		2,455,000	1,940,179
ILFC E-Capital Trust II (Variable, 3M CME Term SOFR + 2.06%) 6.82%, 12/21/65(a)(b)		1,000,000	798,055
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	265,058
Nationstar Mortgage Holdings, Inc.,
5.50%, 08/15/28(a)		250,000	247,482
6.50%, 08/01/29(a)		660,000	671,106
OneMain Finance Corp. 9.00%, 01/15/29		500,000	529,833
Rithm Capital Corp.,
6.25%, 10/15/25(a)		1,750,000	1,749,194
8.00%, 04/01/29(a)		1,000,000	1,011,907
			12,275,309
Steel	1.0%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	952,260
Transportation & Logistics	0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/26(a)		437,500	436,252
Wholesale - Consumer Staples	2.3%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	670,742
United Natural Foods, Inc. 6.75%, 10/15/28(a)		1,500,000	1,430,605
			2,101,347
TOTAL CORPORATE BONDS (Cost $63,432,534)			64,832,257
FOREIGN ISSUER BONDS	2.2%
Biotechnology & Pharmaceuticals	0.5%
Bausch Health Cos., Inc. 5.25%, 01/30/30(a)		750,000	420,000

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Chemicals	0.7%
INEOS Finance PLC 7.50%, 04/15/29(a)		$640,000	$668,727
Consumer Cyclical	0.2%
1011778 B.C. ULC/New Red Finance, Inc. 5.63%, 09/15/29(a)		155,000	157,240
Telecommunications	0.8%
Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/28(a)		1,500,000	733,602
TOTAL FOREIGN ISSUER BONDS (Cost $2,818,369)			1,979,569

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	21.5%
Barrow Hanley Floating Rate Fund†		1,991,418	19,476,068
TOTAL INVESTMENT COMPANIES (Cost $19,650,491)			19,476,068
SHORT-TERM INVESTMENTS	2.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(e)		2,495,756	2,495,756
TOTAL SHORT-TERM INVESTMENTS (Cost $2,495,756)			2,495,756
TOTAL INVESTMENTS (Cost $90,553,402)	100.4%		90,958,882
NET OTHER ASSETS (LIABILITIES)	(0.4%)		(324,225)
NET ASSETS	100.0%		$90,634,657

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $65,832,108 or 73% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at September 30, 2024, and the related index and spread are shown parenthetically for each security.
(c)When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(d)Perpetual security with no stated maturity date.
(e)7-day current yield as of September 30, 2024 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
The following is a summary of the Fund's transactions with affiliates for the period ended September 30, 2024.

Security Description	Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss)	Change in Net Unrealized Appreciation/ (Depreciation)	Value 09/30/2024	Income Dividends Received	Capital Gain Dividends Received
Barrow Hanley Floating Rate Fund	$24,237,159	$1,896,851	$(7,000,000)	$(29,570)	$371,628	$19,476,068	$1,896,850	$—

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

At September 30, 2024 the Barrow Hanley Credit Opportunities Fund’s investments were concentrated as follows:

Fixed Income Credit Ratings (Unaudited)	% of Net Assets
AAA	2.4%
B	54.5
BB	30.0
BBB	3.0
Cash equivalents	2.8
CCC	6.4
N/A	1.3
Total	100.4%

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.2%
Brazil	5.0%
B3 S.A. - Brasil Bolsa Balcao		15,304	$30,087
Dexco S.A.		36,441	57,193
Lojas Renner S.A.		11,670	38,688
TIM S.A.		11,730	40,330
			166,298
China	25.9%
Autohome, Inc. - ADR		2,211	72,123
Baidu, Inc. - Class A(a)		6,147	83,501
China International Capital Corp. Ltd. - Class H(b)		34,431	61,564
China Mengniu Dairy Co. Ltd.		22,910	55,110
China Merchants Bank Co. Ltd. - Class H		14,966	74,215
China Oilfield Services Ltd. - Class H		34,236	31,489
ENN Energy Holdings Ltd.		6,383	49,306
Great Wall Motor Co. Ltd. - Class H		38,062	70,994
Haier Smart Home Co. Ltd. - Class H		13,573	54,475
JD.com, Inc. - Class A		4,222	90,753
Ping An Insurance Group Co. of China Ltd. - Class H		13,359	86,181
Tingyi Cayman Islands Holding Corp.		31,343	45,237
Xinyi Glass Holdings Ltd.		46,740	55,675
Xinyi Solar Holdings Ltd.		58,601	31,811
			862,434
Hong Kong	5.0%
ASMPT Ltd.		5,311	64,903
Hang Lung Properties Ltd.		39,709	38,770
Sino Biopharmaceutical Ltd.		130,887	62,801
			166,474
India	6.7%
Axis Bank Ltd.		5,045	74,181
IndusInd Bank Ltd.		3,918	67,680
UPL Ltd.		11,035	80,740
			222,601
Indonesia	3.4%
Astra International Tbk PT		178,417	59,511
Telkom Indonesia Persero Tbk PT		273,628	54,039
			113,550
Macau	1.4%
Sands China Ltd.(a)		18,786	48,138
Malaysia	2.6%
Petronas Chemicals Group Bhd.		26,791	36,644
Public Bank Bhd.		44,017	48,676
			85,320
Mexico	1.0%
Grupo Financiero Banorte S.A.B. de C.V., Series O		4,763	33,745

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Philippines	1.4%
BDO Unibank, Inc.		16,963	$47,828
Russia	0.0%
Alrosa PJSC**		12,058	—
Moscow Exchange MICEX-RTS PJSC**		8,812	—
			—
Saudi Arabia	1.1%
Saudi National Bank (The)		3,989	36,473
South Africa	3.7%
Absa Group Ltd.		5,631	57,179
Gold Fields Ltd.		2,283	35,522
Sibanye Stillwater Ltd.(a)		29,514	30,492
			123,193
South Korea	15.5%
Amorepacific Corp.		451	50,939
HL Mando Co. Ltd.		2,044	57,520
Korea Electric Power Corp.(a)		1,956	30,738
Korea Investment Holdings Co. Ltd.		1,310	73,529
Samsung Electro-Mechanics Co. Ltd.		387	39,212
Shinhan Financial Group Co. Ltd.		775	32,892
SK Hynix, Inc.		969	129,378
SK Telecom Co. Ltd.		1,352	57,793
S-Oil Corp.		934	43,711
			515,712
Taiwan	10.8%
Bizlink Holding, Inc.		7,040	102,553
Hiwin Technologies Corp.		10,306	69,691
Largan Precision Co. Ltd.		813	65,253
MediaTek, Inc.		3,290	122,154
			359,651
Thailand	8.1%
Kasikornbank PCL - REG		12,542	58,466
PTT Exploration & Production PCL - REG		20,073	81,720
Siam Cement (The) PCL - REG		4,500	33,704
Thai Beverage PCL		117,378	48,860
Thai Union Group PCL - Class F		102,899	46,689
			269,439
United Arab Emirates	1.6%
First Abu Dhabi Bank PJSC		14,015	52,427
United Kingdom	1.0%
Fresnillo PLC		3,919	32,040
TOTAL COMMON STOCKS (Cost $3,151,565)			3,135,323
PREFERRED STOCKS	2.9%
Brazil	1.6%
Banco Bradesco S.A.(a)		19,043	51,385

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Colombia	1.3%
Bancolombia S.A. - ADR, 10.77%(c)		1,416	$44,434
TOTAL PREFERRED STOCKS (Cost $100,695)			95,819
SHORT-TERM INVESTMENTS	3.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		105,381	105,381
TOTAL SHORT-TERM INVESTMENTS (Cost $105,381)			105,381
TOTAL INVESTMENTS (Cost $3,357,641)	100.3%		3,336,523
NET OTHER ASSETS (LIABILITIES)	(0.3%)		(9,047)
NET ASSETS	100.0%		$3,327,476

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $61,564 or 2% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of September 30, 2024 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At September 30, 2024 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Financials	28.0%
Information Technology	13.6
Consumer Discretionary	10.7
Communication Services	9.3
Materials	9.2
Industrials	8.7
Consumer Staples	7.5
Energy	4.6
Utilities	2.4
Health Care	1.9
Real Estate	1.2
Total	97.1%

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	1.3%
Other Asset-Backed Securities	1.3%
Empower CLO Ltd., Series 2023-2A - Class D (Floating, 3M CME Term SOFR + 5.40%, 5.40% Floor) 10.70%, 07/15/36(a)(b)		$500,000	$511,631
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 12.62%, 04/20/37(a)(b)		500,000	500,283
PPM CLO 7 Ltd., Series 2024-7A - Class E (Floating, 3M CME Term SOFR + 6.75%, 6.75% Floor) 12.07%, 07/20/37(a)(b)		350,000	357,104
			1,369,018
TOTAL ASSET-BACKED SECURITIES (Cost $1,345,071)			1,369,018
CORPORATE BONDS	9.8%
Biotechnology & Pharmaceuticals	0.1%
Bausch Health Americas, Inc. 8.50%, 01/31/27(a)		115,000	93,908
Cable & Satellite	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/30(a)		685,000	630,088
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	1,151,434
			1,781,522
Chemicals	1.0%
Chemours (The) Co. 4.63%, 11/15/29(a)		1,185,000	1,061,187
Commercial Support Services	0.4%
Waste Pro U.S.A., Inc. 5.50%, 02/15/26(a)		395,000	393,030
Containers & Packaging	0.9%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/29(a)		500,000	446,309
Graham Packaging Co., Inc. 7.13%, 08/15/28(a)		500,000	495,067
			941,376
Insurance	0.3%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/30(a)		320,000	329,310
Retail - Discretionary	0.4%
Ken Garff Automotive LLC 4.88%, 09/15/28(a)		395,000	382,033
Specialty Finance	4.8%
AerCap Global Aviation Trust (Variable, 3M CME Term SOFR + 4.56%) 6.50%, 06/15/45(a)(c)		790,000	788,768
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		1,185,000	1,275,180

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.57%, 12/21/65(a)(b)		$1,343,000	$1,061,368
ILFC E-Capital Trust II (Variable, 3M CME Term SOFR + 2.06%) 6.82%, 12/21/65(a)(b)		1,102,000	879,456
Rithm Capital Corp. 8.00%, 04/01/29(a)		880,000	890,478
			4,895,250
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		115,000	109,510
TOTAL CORPORATE BONDS (Cost $10,037,053)			9,987,126
FOREIGN ISSUER BONDS	0.4%
Biotechnology & Pharmaceuticals	0.4%
Bausch Health Cos., Inc. 5.25%, 01/30/30(a)		790,000	442,400
TOTAL FOREIGN ISSUER BONDS (Cost $518,808)			442,400

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%(d)
Manufacturing	0.0%(d)
Mcdermott International Ltd., Strike Price $-(e)(f)		2,554	—
TOTAL WARRANTS (Cost $—)			—

	Percentage of Net Assets	Principal Amount	Value
BANK LOAN OBLIGATIONS(g)	87.3%
Aerospace & Defense	1.9%
Cobham Ultra Senior Co. S.a r.l., Facility B (Floating, CME Term SOFR USD 3M + 3.75%) 9.24%, 08/03/29		774,338	740,135
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.70%, 02/01/28		933,002	895,878
TransDigm, Inc., Tranche L Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 7.32%, 01/19/32		314,000	312,691
			1,948,704
Asset Management	2.1%
Fiserv Investment Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 9.13%, 02/18/27		920,412	877,557
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.85%, 07/31/31		1,326,235	1,314,007
			2,191,564

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Automotive	0.9%
Tenneco, Inc., Term B Loan (Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor) 10.23%, 11/17/28		$1,000,000	$948,390
Banking	1.0%
Nouryon Finance B.V., 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 8.63%, 04/03/28		1,005,936	1,005,936
Basic Industry	0.4%
A-AP Buyer, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 7.85%, 09/09/31		405,000	406,519
Beverage, Food & Tobacco	0.3%
Del Monte Foods Corp. II, Inc., First Out DDTL (Floating, ICE PRIME USD 3M + 7.00%, 0.50% Floor) 15.00%, 08/02/28		14,721	13,813
Del Monte Foods Corp. II, Inc., First Out Term Loan,
08/02/28(h)		117,761	110,499
(Floating, CME Term SOFR USD 3M + 8.00%, 0.50% Floor) 13.17%, 08/02/28		107,751	101,106
Del Monte Foods Corp. II, Inc., Second Out Term Loans (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 9.37%, 08/02/28		106,556	57,007
Del Monte Foods Corp. II, Inc., Third Out Term Loans (Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor) 9.85%, 08/02/28		242,216	39,966
			322,391
Beverages	0.3%
Triton Water Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 8.12%, 03/31/28		283,055	282,449
Brokerage Assetmanagers Exchanges	0.7%
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 8.59%, 06/26/31		148,547	148,361
Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 10.10%, 10/06/28		350,000	348,397
GTCR Everest Borrower LLC, Initial Term Loan 09/05/31(h)		235,126	232,260
			729,018
Buildings & Real Estate	0.6%
Crown Subsea Communications Holding, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 9.25%, 01/30/31		648,375	651,455

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	1.4%
CSC Holdings LLC, 2022 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 9.60%, 01/18/28		$778,150	$754,946
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, ICE SOFR USD 6M + 2.50%) 7.17%, 04/15/27		775,784	708,182
			1,463,128
Capital Goods	3.4%
Indicor LLC, Tranche C Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.85%, 11/22/29		778,209	779,322
Mauser Packaging Solutions Holding Co., Term B-1 Loan (Floating, CME Term SOFR USD 1M + 3.50%) 8.70%, 04/15/27		280,867	281,257
Pactiv Evergreen, Inc., Tranche B-4 U.S. Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 7.35%, 09/24/28		726,761	726,078
ProAmpac PG Borrower LLC, 2024-1 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 9.30%, 09/15/28		496,256	496,629
TK Elevator Midco GmbH, Facility B2 (Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 8.59%, 04/30/30		1,141,859	1,143,766
			3,427,052
Cargo Transport	0.4%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 8.10%, 01/25/29		378,971	376,762
Chemicals	4.4%
Chemours (The) Co., Tranche B-3 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.35%, 08/18/28		1,485,000	1,483,604
Mativ Holdings, Inc., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.71%, 04/20/28		1,515,269	1,511,481
Momentive Performance Materials, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 9.35%, 03/29/28		778,150	779,769
W. R. Grace Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 7.85%, 09/22/28		768,692	769,844
			4,544,698

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Chemicals, Plastics & Rubber	2.1%
Koppers, Inc., Incremental Term B-1 Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 8.10%, 04/10/30		$1,170,247	$1,173,172
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 8.85%, 08/05/31		1,015,000	1,003,155
			2,176,327
Communications	2.1%
Frontier Communications Holdings, LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 6M + 3.50%) 8.76%, 07/01/31		562,721	565,535
Magnite, Inc., Term Loan B (Floating, CME Term SOFR USD 1M + 3.75%) 8.60%, 02/06/31		1,620,937	1,631,068
			2,196,603
Construction Materials	1.1%
Potters Industries LLC, 2024 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.60%, 12/14/27		1,143,972	1,148,743
Consumer Cyclical	5.1%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.60%, 01/31/31		1,117,448	1,117,761
BIFM CA Buyer, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 9.10%, 05/31/28		748,887	751,231
Champions Holdco, Inc., Initial Term Loan,
02/23/29(h)		3,013	2,893
(Floating, CME Term SOFR USD 3M + 4.75%) 9.85%, 02/23/29		1,206,987	1,158,707
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 10.10%, 01/31/31		997,500	965,081
Hanesbrands, Inc., Initial Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.60%, 03/08/30		778,150	776,205
TMF Sapphire Bidco B.V., Facility B3 (Floating, CME Term SOFR USD 3M + 3.50%) 8.82%, 05/03/28		392,043	392,858
			5,164,736
Consumer Non-Cyclical	2.2%
Charlotte Buyer, Inc., First Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor) 9.85%, 02/11/28		781,090	786,948

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
PetIQ LLC, Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 9.22%, 04/13/28		$764,692	$763,737
Summit Behavioral Healthcare LLC, Tranche B-1 Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 9.31%, 11/24/28		774,151	719,960
			2,270,645
Containers & Packaging	0.4%
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 9.19%, 05/05/29		387,100	376,842
Containers, Packaging & Glass	0.6%
Pregis TopCo LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.85%, 07/31/26		436,563	436,951
Pregis TopCo LLC, Third Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor) 8.96%, 07/31/26		191,550	191,551
			628,502
Diversified/Conglomerate Manufacturing	1.9%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 7.60%, 12/21/28		772,760	773,084
VT Topco, Inc., Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.35%, 08/09/30		496,256	496,981
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 9.03%, 11/13/28		665,425	645,462
			1,915,527
Diversified/Conglomerate Service	5.9%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 8.70%, 05/12/28		745,400	737,789
DXP Enterprises, Inc., 2023 Refinancing-Incremental Term Loan (Floating, CME Term SOFR USD 6M + 4.75%, 1.00% Floor) 10.16%, 10/11/30		782,100	782,491
Emerald X, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 5.00%) 9.95%, 05/22/26		390,063	390,796
Filtration Group Corp., 2021 Incremental Term Loan,
10/21/28(h)		1	1
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.46%, 10/21/28		1,038,440	1,038,149
Gates Corp., Initial B-4 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.25%, 0.50% Floor) 7.10%, 11/16/29		774,200	774,820

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Heartland Dental LLC, 2024 New Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.75% Floor) 9.35%, 04/28/28		$950,558	$932,935
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan (Floating, CME Term SOFR USD 3M + 5.00%, 1.00% Floor) 10.25%, 05/30/27		1,620,633	1,391,314
			6,048,295
Electrical	2.5%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 9.10%, 05/03/28		2,540,073	2,522,242
Electrical Equipment	1.5%
Global IID Parent LLC, Term B Loan (Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor) 9.37%, 12/16/28		1,536,403	1,521,039
Electronics	1.0%
Ultra Clean Holdings, Inc., Sixth Amendment Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 8.35%, 02/25/28		1,024,857	1,027,419
Finance	1.9%
Aretec Group, Inc., Term B-2 Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.85%, 08/09/30		698,981	683,932
MSP Recovery Law Firm, Tranche 1 Loan 17.50%, 04/08/25(f)		612,858	451,676
Osaic Holdings, Inc., Term B-3 Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.85%, 08/17/28		807,975	798,546
			1,934,154
Food	0.7%
Aspire Bakeries Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 9.10%, 12/23/30		334,466	335,025
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor) 8.85%, 08/23/29		344,967	344,966
			679,991
Health Care Facilities & Services	4.1%
Bella Holding Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.70%, 05/10/28		1,170,161	1,169,026
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 9.10%, 03/30/29		391,000	371,798
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 1M + 5.50%, 0.50% Floor) 10.35%, 03/30/29		805,950	785,801

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Sharp Services LLC, Tranche C Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 8.35%, 12/31/28		$770,280	$769,317
Star Parent, Inc., Term Loan,
09/27/30(h)		1,250	1,215
(Floating, CME Term SOFR USD 3M + 3.75%) 8.35%, 09/27/30		497,500	483,321
WCG Purchaser Corp., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 1.00% Floor) 8.35%, 01/08/27		636,796	636,402
			4,216,880
Healthcare & Pharmaceuticals	1.0%
MED ParentCo LP, Eigth Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.85%, 04/15/31		1,042,572	1,043,072
Healthcare, Education & Childcare	2.4%
KUEHG Corp., Amendment No. 2 Term Loan (Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor) 9.10%, 06/12/30		195,530	195,964
LifePoint Health, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 4.75%) 10.05%, 11/16/28		1,489,564	1,486,584
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%) 10.76%, 02/08/28		748,326	750,669
			2,433,217
Home & Office Products	0.5%
Osmosis Buyer Ltd., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.70%, 07/31/28		501,970	501,212
Home Construction	0.8%
Chariot Buyer LLC, Initial Term Loan,
11/03/28(h)		314,192	312,307
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 8.20%, 11/03/28		526,677	523,516
			835,823
Industrial Intermediate Products	1.2%
AZZ, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 7.35%, 05/13/29		811,119	813,869
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.35%, 08/16/29		437,800	438,417
			1,252,286
Institutional Financial Services	1.5%
Ascensus Group Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.46%, 08/02/28		1,561,199	1,558,279

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Insurance	4.3%
Acrisure LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 8.21%, 11/06/30		$2,043,279	$2,021,579
Asurion LLC, New B-11 Term Loan (Floating, CME Term SOFR USD 1M + 4.25%) 9.20%, 08/19/28		436,675	429,736
Asurion LLC, New B-4 Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 10.21%, 01/20/29		790,000	728,530
OneDigital Borrower LLC, Closing Date Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 8.10%, 07/02/31		382,836	379,169
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 10.10%, 07/02/32		810,000	801,139
			4,360,153
Leisure Facilities & Services	0.8%
BRE/Everbright M6 Borrower LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 5.00%, 0.75% Floor) 10.06%, 09/09/26		619,706	619,805
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 8.32%, 04/04/29		194,045	192,766
			812,571
Machinery	3.3%
Alliance Laundry Systems LLC, Initial Term B Loan (Floating, CME Term SOFR USD 1M + 3.50%) 8.35%, 08/19/31		1,020,000	1,020,704
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 10.87%, 05/21/29		395,000	392,780
Engineered Machinery Holdings, Inc., Incremental Amendment No. 5 Term Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 8.62%, 05/19/28		645,025	646,638
Pro Mach Group, Inc., Amendment No. 4 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 1.00% Floor) 8.35%, 08/31/28		771,976	774,068
SPX Flow, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.35%, 04/05/29		551,025	551,394
			3,385,584
Medical Equipment & Devices	0.7%
Medline Borrower LP, Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor) 7.60%, 10/23/28		701,633	701,563

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Mining, Steel, Iron & Non-Precious Metals	2.1%
TMS International Corp., Term B-6 Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor) 9.00%, 03/02/30		$2,158,154	$2,158,154
Oil & Gas Supply Chain	0.4%
Apro LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 8.87%, 07/09/31		405,000	406,012
Other Industrial	1.5%
Azuria Water Solutions, Inc., 2024 Second Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.60%, 05/17/28		766,801	768,242
Service Logic Acquisition, Inc., Relevant Term Loan (Floating, CME Term SOFR USD 3M + 3.50%, 0.75% Floor) 8.31%, 10/29/27		763,693	765,129
			1,533,371
Printing & Publishing	0.7%
LABL, Inc., Initial Dollar Term Loan (Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor) 9.95%, 10/29/28		768,691	749,874
Publishing & Broadcasting	0.4%
Fleet Midco I Ltd., Facility B2 (Floating, CME Term SOFR USD 6M + 2.75%) 7.58%, 02/21/31		407,535	406,517
Real Estate Investment Trusts	0.4%
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 8.36%, 06/30/31		405,000	403,987
Retail	1.2%
United Natural Foods, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.75%) 9.60%, 05/01/31		1,209,011	1,209,011
Retail - Discretionary	2.1%
Petco Health and Wellness Co., Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.75% Floor) 8.12%, 03/03/28		1,045,000	992,248
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 8.70%, 02/11/28		766,668	759,140
Victoria's Secret & Co., Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 8.46%, 08/02/28		383,101	381,504
			2,132,892
Retail Stores	3.7%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor) 8.85%, 12/11/28		2,053,383	2,053,137

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Dave & Buster's, Inc., Term Loan B 09/29/31(h)		$1,020,000	$1,009,800
Upbound Group, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 8.00%, 02/17/28		724,577	721,939
			3,784,876
Semiconductors	0.2%
Icon Parent Inc., Term Loan 09/11/31(h)		155,000	153,772
Software	1.0%
Adeia, Inc., Amendment No.3 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 7.96%, 06/08/28		497,733	497,424
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 8.45%, 05/01/31		565,096	564,390
			1,061,814
Specialty Finance	0.4%
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 10.54%, 06/16/28		378,045	375,209
Technology	3.6%
Compass Power Generation LLC, Tranche B-3 Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 1.00% Floor) 04/14/29		850,000	853,944
Imprivata, Inc., 2024 Refinancing Term Loan,
12/01/27(h)		148	149
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 8.75%, 12/01/27		58,852	59,007
Ingram Micro, Inc., Additional Term B-1 Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 7.56%, 09/22/31		228,206	228,064
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan 07/18/31(h)		1,014,365	1,002,954
Proofpoint, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 7.85%, 08/31/28		771,475	770,904
Taboola, Inc., Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 8.96%, 09/01/28		759,999	759,049
			3,674,071
Transportation & Logistics	1.7%
AAdvantage Loyality IP Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.75%, 0.75% Floor) 10.29%, 04/20/28		888,750	912,818
Apple Bidco LLC, Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 8.35%, 09/22/28		777,207	778,559
			1,691,377

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Wholesale - Discretionary	0.5%
Fleetpride, Inc., 2023 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 9.35%, 09/29/28		$495,000	$465,092
TOTAL BANK LOAN OBLIGATIONS (Cost $89,320,817)			89,215,800

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	4.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(i)		4,538,626	4,538,626
TOTAL SHORT-TERM INVESTMENTS (Cost $4,538,626)			4,538,626
TOTAL INVESTMENTS (Cost $105,760,375)	103.3%		105,552,970
NET OTHER ASSETS (LIABILITIES)	(3.3%)		(3,397,296)
NET ASSETS	100.0%		$102,155,674

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $11,798,544 or 12% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at September 30, 2024, and the related index and spread are shown parenthetically for each security.
(c)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(d)Amount rounds to less than 0.005%
(e)Non-income producing security.
(f)Security valued pursuant to Level 3 unobservable inputs.
(g)Variable rate security. The rate presented is the rate in effect at September 30, 2024, and the related index and spread are shown parenthetically for each security.
(h)Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date.
(i)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
USD – United States Dollar

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.4%
Canada	4.7%
Bank of Nova Scotia (The)		18,800	$1,024,343
Enbridge, Inc.		26,000	1,056,187
Suncor Energy, Inc.		24,480	903,576
			2,984,106
Finland	3.4%
Fortum OYJ		55,415	912,633
Stora Enso OYJ - REG		54,846	702,096
Valmet OYJ		16,775	537,038
			2,151,767
France	7.2%
Arkema S.A.		9,692	922,429
BNP Paribas S.A.		16,590	1,136,654
Sanofi S.A.		13,790	1,579,550
Thales S.A.		5,682	901,617
			4,540,250
Germany	8.2%
BASF S.E.		25,867	1,369,292
Continental A.G.		15,461	1,000,613
Deutsche Post A.G.		20,908	931,648
GEA Group A.G.		21,815	1,067,497
Rheinmetall A.G.		1,486	804,574
			5,173,624
Hong Kong	7.4%
AIA Group Ltd.		131,400	1,177,281
ASMPT Ltd.		54,500	666,015
BOC Hong Kong Holdings Ltd.		367,500	1,177,120
CLP Holdings Ltd.		87,000	770,526
Link REIT		175,747	887,343
			4,678,285
Isle Of Man	1.1%
Entain PLC		68,175	695,631
Italy	6.0%
Azimut Holding S.p.A.		36,230	934,836
Enel S.p.A.		155,982	1,245,805
Saipem S.p.A.(a)		304,394	670,387
Snam S.p.A.		191,769	975,761
			3,826,789
Japan	17.4%
Asahi Group Holdings Ltd.		68,400	893,995
Komatsu Ltd.		29,800	822,312
Makita Corp.		41,400	1,394,451
MINEBEA MITSUMI, Inc.		38,800	760,747
Nabtesco Corp.		49,467	849,776

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
NIPPON EXPRESS HOLDINGS, Inc.		14,700	$771,283
NSK Ltd.		167,100	838,145
Olympus Corp.		61,000	1,153,790
Persol Holdings Co. Ltd.		378,300	675,926
Tosoh Corp.		52,900	704,106
TOTO Ltd.		38,800	1,440,777
Welcia Holdings Co. Ltd.		53,500	758,622
			11,063,930
Netherlands	5.2%
Akzo Nobel N.V.		16,653	1,173,410
Euronext N.V.(b)		10,066	1,091,924
Randstad N.V.		20,550	1,020,236
			3,285,570
Norway	3.0%
Aker BP ASA		47,588	1,020,037
Equinor ASA		34,679	876,427
			1,896,464
Singapore	2.1%
United Overseas Bank Ltd.		54,300	1,359,137
South Korea	0.9%
SK Hynix, Inc.		4,426	590,946
Sweden	7.0%
Boliden AB		29,517	1,001,256
Electrolux AB - Class B(a)		82,367	799,189
Elekta AB - Class B		111,887	797,631
Getinge AB - Class B		49,096	1,057,735
SKF AB - Class B		38,842	772,568
			4,428,379
Switzerland	4.3%
Barry Callebaut A.G. - REG		596	1,102,778
Julius Baer Group Ltd.		27,459	1,651,401
			2,754,179
United Kingdom	15.5%
BAE Systems PLC		48,574	803,645
Centrica PLC		432,815	674,998
CK Hutchison Holdings Ltd.		169,000	971,758
Legal & General Group PLC		307,708	930,976
M&G PLC		333,759	925,458
Mondi PLC		38,676	734,769
Persimmon PLC		55,372	1,216,677
Smith & Nephew PLC		81,579	1,262,996
St. James's Place PLC		103,105	1,011,791
Standard Chartered PLC		123,657	1,311,013
			9,844,081
TOTAL COMMON STOCKS (Cost $54,955,920)			59,273,138

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.8%
Germany	3.8%
Dr Ing hc F Porsche A.G., 3.23%(b)(c)		13,751	$1,094,445
Henkel AG & Co KGaA, 2.19%(c)		13,664	1,283,731
			2,378,176
TOTAL PREFERRED STOCKS (Cost $2,244,655)			2,378,176
SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		345,645	345,645
TOTAL SHORT-TERM INVESTMENTS (Cost $345,645)			345,645
TOTAL INVESTMENTS (Cost $57,546,220)	97.7%		61,996,959
NET OTHER ASSETS (LIABILITIES)	2.3%		1,441,983
NET ASSETS	100.0%		$63,438,942

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $2,186,369 or 3% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
REG – Registered
REIT – Real Estate Investment Trust
At September 30, 2024 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:

Sector Allocation (Unaudited)	% of Net Assets
Industrials	24.3%
Financials	21.7
Materials	10.4
Health Care	9.2
Consumer Discretionary	7.7
Utilities	7.2
Energy	7.1
Consumer Staples	6.3
Information Technology	1.9
Real Estate	1.4
Total	97.2%

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	5.3%
Other Asset-Backed Securities	2.8%
Wendy's Funding LLC, Series 2021-1A - Class A2I 2.37%, 06/15/51(a)		$174,084	$156,703
CNH Equipment Trust, Series 2021-A - Class A3 0.40%, 12/15/25		9,426	9,409
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		176,850	158,858
Volkswagen Auto Loan Enhanced Trust, Series 2021-1 - Class A3 1.02%, 06/22/26		36,166	35,783
Toyota Auto Receivables Owner Trust, Series 2022-A - Class A3 1.23%, 06/15/26		47,101	46,557
AmeriCredit Automobile Receivables Trust, Series 2022-2 - Class A3 4.38%, 04/18/28		163,758	163,386
BMW Vehicle Owner Trust, Series 2022-A - Class A3 3.21%, 08/25/26		37,396	37,145
Ally Auto Receivables Trust, Series 2022-1 - Class A3 3.31%, 11/15/26		73,582	73,082
Honda Auto Receivables Owner Trust, Series 2022-1 - Class A3 1.88%, 05/15/26		289,461	286,011
John Deere Owner Trust, Series 2022-A - Class A3 2.32%, 09/15/26		115,102	113,778
John Deere Owner Trust, Series 2022-B - Class A3 3.74%, 02/16/27		160,846	159,949
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		260,000	260,882
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	146,227
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		235,000	236,673
CNH Equipment Trust, Series 2024-B - Class A2A 5.42%, 10/15/27		325,000	327,748
Fifth Third Auto Trust, Series 2023-1 - Class A2A 5.80%, 11/16/26		93,084	93,336
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	193,808
John Deere Owner Trust, Series 2024-B - Class A2A 5.42%, 05/17/27		1,625,000	1,638,470
Toyota Auto Loan Extended Note Trust, Series 2020-1A - Class A 1.35%, 05/25/33(a)		215,000	210,436
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		515,000	514,355
			4,862,596

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	1.0%
Honda Auto Receivables Owner Trust, Series 2023-2 - Class A3 4.93%, 11/15/27		$270,000	$272,121
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	102,522
GM Financial Automobile Leasing Trust, Series 2024-1 - Class A3 5.09%, 03/22/27		860,000	868,617
Mercedes-Benz Auto Lease Trust, Series 2024-A - Class A2A 5.44%, 02/16/27		530,000	534,300
			1,777,560
Institutional Financial Services	0.5%
BMW Vehicle Lease Trust, Series 2023-2 - Class A3 5.99%, 09/25/26		940,000	948,924
Auto Loan	1.0%
AmeriCredit Automobile Receivables Trust, Series 2024-1 - Class A2A 5.75%, 02/18/28		1,630,000	1,638,357
Americredit Automobile Receivables Trust, Series 2023-1 - Class A2A 5.84%, 10/19/26		76,614	76,728
			1,715,085
TOTAL ASSET-BACKED SECURITIES (Cost $9,237,824)			9,304,165
CORPORATE BONDS	16.3%
Automotive	0.7%
Ford Motor Credit Co. LLC,
5.13%, 06/16/25		460,000	459,826
4.13%, 08/04/25		460,000	455,754
3.38%, 11/13/25		405,000	397,267
			1,312,847
Banking	0.3%
Citigroup, Inc. (Variable, U.S. SOFR + 0.53%) 1.28%, 11/03/25(b)		225,000	224,128
JPMorgan Chase & Co. (Variable, U.S. SOFR + 0.61%) 1.56%, 12/10/25(b)		345,000	342,380
			566,508
Cable & Satellite	0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 06/01/34		1,100,000	1,144,190
Chemicals	0.1%
EIDP, Inc. 1.70%, 07/15/25		150,000	146,665
Communications	1.3%
Cox Communications, Inc.,
5.45%, 09/01/34(a)		1,090,000	1,103,784
5.95%, 09/01/54(a)		1,180,000	1,179,741
			2,283,525

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Electric Utilities	7.1%
Appalachian Power Co. 4.50%, 03/01/49		$1,550,000	$1,352,873
Arizona Public Service Co. 2.65%, 09/15/50		90,000	56,538
Consumers Energy Co. 2.50%, 05/01/60		67,000	41,413
DTE Energy Co. 1.05%, 06/01/25		620,000	605,077
Duke Energy Carolinas LLC,
6.00%, 01/15/38		125,000	138,318
6.05%, 04/15/38		355,000	395,204
3.20%, 08/15/49		305,000	221,350
Duke Energy Corp. 5.80%, 06/15/54		710,000	749,495
Duke Energy Progress LLC,
4.15%, 12/01/44		465,000	407,965
4.20%, 08/15/45		225,000	197,711
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		1,135,000	958,991
Entergy Arkansas LLC 3.35%, 06/15/52		145,000	106,333
Entergy Corp. 2.80%, 06/15/30		295,000	269,514
Entergy Louisiana LLC,
4.00%, 03/15/33		380,000	363,219
5.35%, 03/15/34		785,000	821,074
Florida Power & Light Co. 3.95%, 03/01/48		125,000	107,392
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	117,240
MidAmerican Energy Co. 3.65%, 08/01/48		290,000	233,118
National Rural Utilities Cooperative Finance Corp.,
1.00%, 10/18/24		360,000	359,299
5.45%, 10/30/25		195,000	197,528
Pacific Gas and Electric Co. 5.55%, 05/15/29		275,000	285,652
PacifiCorp,
4.15%, 02/15/50		890,000	738,256
5.35%, 12/01/53		570,000	564,089
5.50%, 05/15/54		1,110,000	1,115,494
Public Service Enterprise Group, Inc. 5.45%, 04/01/34		620,000	645,751

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Sempra 3.30%, 04/01/25		$630,000	$624,577
Vistra Operations Co. LLC 5.13%, 05/13/25(a)		805,000	803,291
			12,476,762
Energy	0.2%
Enterprise Products Operating LLC 4.95%, 02/15/35		310,000	314,812
Gas & Water Utilities	0.9%
National Fuel Gas Co.,
3.95%, 09/15/27		135,000	132,575
2.95%, 03/01/31		680,000	600,201
NiSource, Inc. 5.25%, 03/30/28		825,000	849,817
			1,582,593
Home & Office Products	0.5%
Whirlpool Corp. 5.15%, 03/01/43		900,000	837,476
Institutional Financial Services	0.7%
Morgan Stanley,
(Variable, U.S. SOFR + 0.75%) 0.86%, 10/21/25(b)		610,000	608,394
(Variable, U.S. SOFR + 1.36%) 2.48%, 09/16/36(b)		185,000	154,798
State Street Corp. (Variable, U.S. SOFR + 0.94%) 2.35%, 11/01/25(b)		495,000	493,724
			1,256,916
Insurance	0.8%
Markel Group, Inc.,
5.00%, 05/20/49		765,000	715,465
3.45%, 05/07/52		915,000	648,611
			1,364,076
Oil & Gas Supply Chain	1.7%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(c)(1)		1,080,000	1,136,087
Energy Transfer L.P.,
6.00%, 06/15/48		745,000	762,746
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%) 8.00%, 05/15/54(1)		500,000	537,985
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	72,521

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
ONEOK Partners L.P. 6.85%, 10/15/37		$110,000	$123,705
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	358,511
			2,991,555
Real Estate Investment Trusts	0.4%
Alexandria Real Estate Equities, Inc. 3.55%, 03/15/52		350,000	256,657
Extra Space Storage L.P. 5.35%, 01/15/35		395,000	403,622
			660,279
Specialty Finance	0.1%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	103,728
Moody's Corp. 2.55%, 08/18/60		75,000	42,888
			146,616
Technology Hardware	0.0%(d)
Dell International LLC/EMC Corp. 3.45%, 12/15/51		60,000	43,961
Telecommunications	0.9%
AT&T, Inc.,
3.80%, 12/01/57		500,000	378,567
3.65%, 09/15/59		935,000	678,395
Sprint Capital Corp. 8.75%, 03/15/32		400,000	495,968
			1,552,930
Transportation & Logistics	0.0%(d)
American Airlines Pass Through Trust, Series 2019-1 - Class AA 3.15%, 02/15/32		75,585	70,313
TOTAL CORPORATE BONDS (Cost $27,699,093)			28,752,024
FOREIGN ISSUER BONDS	12.3%
Automotive	0.2%
Nissan Motor Co Ltd. 4.81%, 09/17/30(a)		400,000	379,025
Banking	2.4%
BPCE S.A. (Variable, U.S. SOFR + 2.79%) 6.51%, 01/18/35(a)(b)		1,735,000	1,824,883
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(1)		460,000	409,966
Mitsubishi UFJ Financial Group, Inc. 2.19%, 02/25/25		315,000	311,523
NatWest Group PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%) 3.75%, 11/01/29(1)		1,695,000	1,692,412
			4,238,784

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Biotechnology & Pharmaceuticals	2.2%
Bayer U.S. Finance II LLC,
4.25%, 12/15/25(a)		$645,000	$640,336
3.95%, 04/15/45(a)		1,770,000	1,344,228
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	603,329
6.50%, 11/21/33(a)		1,155,000	1,250,108
			3,838,001
Electric Utilities	2.2%
Electricite de France S.A.,
4.75%, 10/13/35(a)		670,000	658,339
5.00%, 09/21/48(a)		340,000	319,490
6.00%, 04/22/64(a)		1,045,000	1,060,591
National Grid PLC 5.81%, 06/12/33		1,755,000	1,876,858
			3,915,278
Insurance	0.6%
Fairfax Financial Holdings Ltd. 6.35%, 03/22/54(a)		1,015,000	1,084,736
Oil & Gas Supply Chain	1.7%
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%) 7.20%, 06/27/54(1)		850,000	891,143
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%) 7.38%, 03/15/55(1)		2,105,000	2,183,190
			3,074,333
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(1)		1,675,000	1,736,619
Telecommunications	0.5%
Rogers Communications, Inc. 4.30%, 02/15/48		1,058,000	888,106
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		1,395,000	1,178,307
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,500,275
			2,678,582
TOTAL FOREIGN ISSUER BONDS (Cost $20,581,238)			21,833,464

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
MORTGAGE-BACKED SECURITIES	48.1%
Commercial Mortgage-Backed Securities	1.1%
BX Commercial Mortgage Trust, Series 2021-VOLT - Class A (Floating, 1M CME Term SOFR + 0.81%, 0.70% Floor) 5.91%, 09/15/36(a)(1)		550,000	$546,562
NRTH Mortgage Trust, Series 2024-PARK - Class A (Floating, 1M CME Term SOFR + 1.64%, 1.64% Floor) 6.74%, 03/15/39(a)(1)		1,450,000	1,450,652
			1,997,214
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C		121,440	112,146
Other Commercial Mortgage-Backed Security	0.1%
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1 - Class A1(a)		235,000	216,602
U.S. Government Agencies	46.8%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,609	4,764
Fannie Mae Pool #AB6228 3.50%, 09/01/42		90,162	86,088
Fannie Mae Pool #AD4062 5.00%, 05/01/40		5,030	5,182
Fannie Mae Pool #AL2752 5.00%, 03/01/42		56,479	58,183
Fannie Mae Pool #AS5469 4.00%, 07/01/45		148,591	145,085
Fannie Mae Pool #AS5597 3.50%, 08/01/45		64,366	60,741
Fannie Mae Pool #AS7170 3.50%, 05/01/46		72,476	68,393
Fannie Mae Pool #AS7242 3.50%, 05/01/46		63,823	60,228
Fannie Mae Pool #AS8299 3.00%, 11/01/46		257,758	238,150
Fannie Mae Pool #AS8947 3.50%, 03/01/47		134,541	126,963
Fannie Mae Pool #AS9772 3.50%, 06/01/37		84,655	82,196
Fannie Mae Pool #AS9988 4.50%, 07/01/47		35,407	35,327
Fannie Mae Pool #AU1625 3.50%, 07/01/43		86,282	82,292
Fannie Mae Pool #BC4764 3.00%, 10/01/46		84,610	77,563
Fannie Mae Pool #BC9468 3.00%, 06/01/46		177,079	162,982
Fannie Mae Pool #BH8279 3.50%, 09/01/47		108,770	103,162
Fannie Mae Pool #BM1150 3.00%, 12/01/46		95,954	88,183

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Fannie Mae Pool #BN6625 3.50%, 05/01/49		691,523	$659,447
Fannie Mae Pool #BO3007 3.00%, 10/01/34		31,386	30,365
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,821,685	2,454,796
Fannie Mae Pool #BV9960 4.00%, 06/01/52		941,499	908,182
Fannie Mae Pool #CA1563 4.50%, 04/01/48		26,158	25,951
Fannie Mae Pool #CA2055 4.50%, 07/01/48		73,813	72,560
Fannie Mae Pool #CA4372 4.50%, 10/01/49		40,342	40,097
Fannie Mae Pool #CA4569 4.00%, 11/01/49		187,067	181,956
Fannie Mae Pool #CA6645 3.00%, 08/01/50		172,174	156,966
Fannie Mae Pool #CA6951 2.50%, 09/01/50		190,094	165,774
Fannie Mae Pool #CB0855 3.00%, 06/01/51		96,963	87,895
Fannie Mae Pool #CB1384 2.50%, 08/01/51		3,347,801	2,921,167
Fannie Mae Pool #CB2857 2.50%, 02/01/52		1,007,256	882,682
Fannie Mae Pool #CB3486 3.50%, 05/01/52		467,046	435,509
Fannie Mae Pool #CB3878 5.00%, 06/01/52		459,745	467,122
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,536,177	1,564,213
Fannie Mae Pool #DA2948 5.50%, 10/01/53		1,465,831	1,484,069
Fannie Mae Pool #FM1306 4.50%, 07/01/48		216,431	216,725
Fannie Mae Pool #FM4053 2.50%, 08/01/50		147,245	129,182
Fannie Mae Pool #FM4638 2.50%, 10/01/50		91,908	80,172
Fannie Mae Pool #FM4720 3.00%, 10/01/50		117,384	107,161
Fannie Mae Pool #FM4828 3.00%, 11/01/50		1,097,160	996,167
Fannie Mae Pool #FM4901 2.00%, 11/01/35		106,864	98,635
Fannie Mae Pool #FM5204 2.00%, 12/01/35		97,428	89,774

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Fannie Mae Pool #FM5537 2.00%, 01/01/36		250,088	$230,434
Fannie Mae Pool #FM6943 2.00%, 04/01/51		398,923	335,681
Fannie Mae Pool #FM7377 3.00%, 05/01/51		205,192	186,742
Fannie Mae Pool #FM7708 3.50%, 06/01/51		232,541	217,557
Fannie Mae Pool #FM8787 2.50%, 10/01/51		3,073,169	2,693,906
Fannie Mae Pool #FM9765 3.00%, 11/01/51		242,099	217,825
Fannie Mae Pool #FS1564 2.00%, 04/01/51		312,942	258,840
Fannie Mae Pool #FS1704 4.00%, 05/01/52		174,557	169,280
Fannie Mae Pool #FS1807 3.50%, 07/01/51		319,551	301,538
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,720,761	2,470,435
Fannie Mae Pool #FS3159 4.50%, 10/01/52		794,679	786,530
Fannie Mae Pool #FS3533 2.00%, 01/01/52		461,796	387,321
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,963,844	2,464,145
Fannie Mae Pool #FS4075 5.00%, 04/01/53		806,280	813,712
Fannie Mae Pool #FS4621 5.00%, 06/01/53		304,925	309,253
Fannie Mae Pool #FS4624 2.50%, 11/01/51		329,027	286,215
Fannie Mae Pool #FS5044 4.50%, 06/01/53		1,957,481	1,948,941
Fannie Mae Pool #FS6141 2.00%, 01/01/52		2,521,213	2,105,378
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,647,082	1,697,592
Fannie Mae Pool #FS8138 6.50%, 06/01/54		680,407	709,662
Fannie Mae Pool #FS8291 5.50%, 07/01/53		2,274,498	2,318,565
Fannie Mae Pool #MA1870 4.50%, 04/01/34		52,100	52,788
Fannie Mae Pool #MA3101 4.50%, 08/01/47		77,579	77,509
Fannie Mae Pool #MA4327 3.00%, 05/01/51		176,601	160,112

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Fannie Mae Pool #MA4475 2.50%, 11/01/41		193,721	$175,082
Fannie Mae Pool #MA4841 5.00%, 12/01/52		2,419,616	2,424,453
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		317,840	286,953
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		96,893	91,535
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		29,344	28,934
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		66,798	64,953
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		117,290	114,067
Freddie Mac Pool #QD1484 2.50%, 11/01/51		383,741	336,321
Freddie Mac Pool #QK1511 3.50%, 05/01/42		330,747	317,642
Freddie Mac Pool #RA2970 2.50%, 07/01/50		704,937	614,320
Freddie Mac Pool #RA4218 2.50%, 12/01/50		96,467	84,840
Freddie Mac Pool #RB5126 2.50%, 09/01/41		236,629	214,300
Freddie Mac Pool #RB5136 2.50%, 11/01/41		215,472	194,739
Freddie Mac Pool #RB5170 4.00%, 06/01/42		1,187,580	1,166,895
Freddie Mac Pool #RC1421 2.50%, 06/01/35		547,015	516,640
Freddie Mac Pool #RJ1265 5.50%, 04/01/54		2,375,941	2,406,545
Freddie Mac Pool #SD1061 2.50%, 05/01/52		192,590	168,519
Freddie Mac Pool #SD1836 2.00%, 02/01/52		400,022	333,900
Freddie Mac Pool #SD3669 5.50%, 09/01/53		691,497	710,428
Freddie Mac Pool #SD3824 6.00%, 03/01/53		1,131,600	1,178,692
Freddie Mac Pool #SD4227 4.50%, 05/01/53		2,114,832	2,081,536
Freddie Mac Pool #SD4495 6.00%, 12/01/53		198,087	204,327
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,409,703	1,431,813
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,373,256	1,373,017

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Freddie Mac Pool #SD5223 6.00%, 04/01/54		1,175,893	$1,214,239
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,776,562	1,783,126
Freddie Mac Pool #SD8090 2.00%, 09/01/50		769,818	641,862
Freddie Mac Pool #SD8199 2.00%, 03/01/52		875,118	724,490
Freddie Mac Pool #SD8267 5.00%, 11/01/52		3,049,506	3,052,114
Ginnie Mae I Pool #723248 5.00%, 10/15/39		88,316	90,900
Ginnie Mae I Pool #783403 3.50%, 09/15/41		125,808	121,179
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		236,674	218,398
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		53,238	50,487
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		52,934	51,806
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		23,158	22,644
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		148,694	151,016
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		51,110	51,094
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		31,551	32,095
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		244,647	216,402
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		246,434	217,076
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,653,564	1,509,793
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		519,582	458,092
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		759,222	669,002
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,752,969	1,598,926
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		177,955	167,322
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		1,618,402	1,564,439
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		1,087,011	957,814
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		718,576	710,443

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		2,433,526	$2,441,233
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		1,045,322	956,787
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,674,589	1,527,140
Ginnie Mae II Pool #MA9017 5.50%, 07/20/53		2,548,635	2,575,500
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		650,709	653,091
Israel Government International Bond 5.38%, 03/12/29		360,000	365,807
Israel Government International Bond 5.50%, 03/12/34		1,435,000	1,438,322
Mexico Government International Bond 3.77%, 05/24/61		2,545,000	1,659,735
Mexico Government International Bond 4.28%, 08/14/41		1,765,000	1,440,140
			82,794,975
TOTAL MORTGAGE-BACKED SECURITIES (Cost $83,123,282)			85,120,937

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	17.0%
U.S. Treasury Notes, 4.50%, 11/30/24		$4,420,000	4,418,231
U.S. Treasury Bonds, 4.50%, 02/15/44		4,245,000	4,429,392
U.S. Treasury Notes, 4.63%, 04/30/31		2,425,000	2,561,880
U.S. Treasury Notes, 4.63%, 04/30/29		3,415,000	3,566,007
U.S. Treasury Notes, 4.38%, 05/15/34		9,475,000	9,923,582
U.S. Treasury Notes, 4.88%, 04/30/26		4,185,000	4,256,439
U.S. Treasury Bonds, 4.63%, 05/15/54		765,000	829,786
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $29,805,798)			29,985,317

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(e)		455,245	455,245
TOTAL SHORT-TERM INVESTMENTS (Cost $455,245)			455,245
TOTAL INVESTMENTS (Cost $170,902,480)	99.3%		175,451,152
NET OTHER ASSETS (LIABILITIES)	0.7%		1,304,595
NET ASSETS	100.0%		$176,755,747

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $16,202,728 or 9% of net assets.

(b)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(c)Perpetual security with no stated maturity date.
(d)Amount rounds to less than 0.05%.
(e)7-day current yield as of September 30, 2024 is disclosed.
(1)Floating rate security. The rate presented is the rate in effect at September 30, 2024.
At September 30, 2024 the Barrow Hanley Total Return Bond Fund’s investments were concentrated as follows:

Fixed Income Credit Ratings (Unaudited)	% of Net Assets
A	5.8%
AA	17.0
AAA	50.3
BB	0.7
BBB	24.4
Cash equivalents	0.3
N/A	0.8
Total	99.3%

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY US VALUE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.6%
Automotive	1.3%
Aptiv PLC(a)		19,530	$1,406,355
Banking	6.0%
Wells Fargo & Co.		28,025	1,583,132
Bank of America Corp.		37,981	1,507,086
Comerica, Inc.		18,076	1,082,933
M&T Bank Corp.		6,573	1,170,783
Western Alliance Bancorp		12,671	1,095,915
			6,439,849
Beverages	1.7%
Keurig Dr. Pepper, Inc.		48,054	1,801,064
Biotechnology & Pharmaceuticals	2.7%
Merck & Co., Inc.		10,428	1,184,203
Sanofi S.A. - ADR		29,725	1,713,052
			2,897,255
Cable & Satellite	1.0%
Comcast Corp. - Class A		27,244	1,137,982
Chemicals	5.0%
Air Products and Chemicals, Inc.		6,058	1,803,709
Axalta Coating Systems Ltd.(a)		44,074	1,595,038
Element Solutions, Inc.		54,231	1,472,914
DuPont de Nemours, Inc.		6,043	538,492
			5,410,153
Commercial Support Services	1.1%
Aramark		30,465	1,179,909
Construction Materials	5.4%
MDU Resources Group, Inc.		62,493	1,712,933
Knife River Corp.(a)		18,240	1,630,474
CRH PLC		26,708	2,476,900
			5,820,307
Electric Utilities	6.0%
Entergy Corp.		13,154	1,731,198
CenterPoint Energy, Inc.		49,186	1,447,052
Xcel Energy, Inc.		25,622	1,673,117
Pinnacle West Capital Corp.		19,012	1,684,273
			6,535,640
Electrical Equipment	6.5%
Littelfuse, Inc.		3,928	1,041,902
Johnson Controls International PLC		21,737	1,687,008
BWX Technologies, Inc.		19,237	2,091,062
Vertiv Holdings Co. - Class A		22,128	2,201,515
			7,021,487

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY US VALUE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Engineering & Construction	2.6%
AECOM		13,900	$1,435,453
Jacobs Solutions, Inc.		10,455	1,368,559
			2,804,012
Entertainment Content	2.1%
Electronic Arts, Inc.		9,874	1,416,327
Warner Music Group Corp. - Class A		29,131	911,800
			2,328,127
Health Care Facilities & Services	2.2%
UnitedHealth Group, Inc.		1,964	1,148,311
Elevance Health, Inc.		2,402	1,249,040
			2,397,351
Industrial Support Services	1.0%
U-Haul Holding Co. (Non Voting)		15,010	1,080,720
Institutional Financial Services	1.5%
Jefferies Financial Group, Inc.		26,554	1,634,399
Insurance	7.9%
Berkshire Hathaway, Inc. - Class B(a)		3,269	1,504,590
Willis Towers Watson PLC		5,560	1,637,587
American International Group, Inc.		17,694	1,295,732
Chubb Ltd.		4,724	1,362,354
Allstate (The) Corp.		8,137	1,543,182
Axis Capital Holdings Ltd.		14,914	1,187,303
			8,530,748
Internet Media & Services	1.4%
Alphabet, Inc. - Class C		9,304	1,555,536
IT Services	3.2%
CACI International, Inc. - Class A(a)		3,446	1,738,714
Cognizant Technology Solutions Corp. - Class A		17,423	1,344,707
Amentum Holdings, Inc.(a)		10,455	337,174
			3,420,595
Leisure Facilities & Services	5.8%
Wynn Resorts Ltd.		10,327	990,153
Carnival Corp.(a)		95,308	1,761,292
United Parks & Resorts, Inc.(a)		22,803	1,153,832
Las Vegas Sands Corp.		29,399	1,479,945
Six Flags Entertainment Corp.		21,567	869,366
			6,254,588
Machinery	0.9%
Stanley Black & Decker, Inc.		8,745	963,087
Medical Equipment & Devices	3.4%
Medtronic PLC		12,941	1,165,078
Smith & Nephew PLC - ADR		31,526	981,720
Avantor, Inc.(a)		59,163	1,530,547
			3,677,345

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY US VALUE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
Oil & Gas Supply Chain	5.3%
Exxon Mobil Corp.		14,922	$1,749,157
Phillips 66		7,800	1,025,310
Hess Corp.		9,616	1,305,853
Enbridge, Inc.		39,796	1,616,115
			5,696,435
Oil, Gas Services & Equipment	0.9%
Halliburton Co.		33,917	985,289
Real Estate Investment Trusts	7.8%
Mid-America Apartment Communities, Inc.		7,258	1,153,296
Prologis, Inc.		12,844	1,621,940
Public Storage		4,690	1,706,550
CubeSmart		27,870	1,500,242
SBA Communications Corp.		3,492	840,525
VICI Properties, Inc.		49,799	1,658,805
			8,481,358
Retail - Discretionary	0.9%
Lithia Motors, Inc.		2,961	940,532
Semiconductors	4.1%
Microchip Technology, Inc.		15,567	1,249,874
QUALCOMM, Inc.		8,881	1,510,214
Broadcom, Inc.		9,658	1,666,005
			4,426,093
Software	1.2%
Oracle Corp.		7,583	1,292,143
Specialty Finance	4.0%
American Express Co.		4,535	1,229,892
Fidelity National Information Services, Inc.		21,158	1,771,983
AerCap Holdings N.V.		13,813	1,308,367
			4,310,242
Technology Hardware	1.2%
Ciena Corp.(a)		20,767	1,279,040
Telecommunications	1.1%
T-Mobile U.S., Inc.		5,731	1,182,649
Tobacco & Cannabis	1.5%
Philip Morris International, Inc.		13,122	1,593,011
Transportation & Logistics	0.9%
JB Hunt Transport Services, Inc.		5,771	994,516
TOTAL COMMON STOCKS (Cost $76,127,887)			105,477,817
MASTER LIMITED PARTNERSHIPS	1.0%
Oil & Gas Supply Chain	1.0%
Plains GP Holdings L.P. - Class A(a)		56,523	1,045,676
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $903,991)			1,045,676

See Notes to Financial Statements.

BARROW HANLEY FUNDS

BARROW HANLEY US VALUE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2024

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(b)		1,500,251	$1,500,251
TOTAL SHORT-TERM INVESTMENTS (Cost $1,500,251)			1,500,251
TOTAL INVESTMENTS (Cost $78,532,129)	100.0%		108,023,744
NET OTHER ASSETS (LIABILITIES)	0.0%		19,547
NET ASSETS	100.0%		$108,043,291

(a)Non-income producing security.
(b)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund
Assets:
Investments, at cost	$33,134,032	$70,902,911	$3,357,641
Investments, at value	33,874,323	71,482,814	3,336,523
Investments in affiliates, at cost	—	19,650,491	—
Investments in affiliates, at value	—	19,476,068	—
Cash	—	8,530	—
Foreign currencies (Cost:$0, $0 and $226, respectively)	—	—	227
Receivable for interest	—	1,178,719	—
Receivable for dividends	131,985	10,999	12,087
Reclaims receivable	22,102	—	2,350
Receivable for investments sold	—	—	1,243
Other receivables	—	—	12,572
Prepaid expenses	14,493	13,052	10,718
Total Assets	34,042,903	92,170,182	3,375,720
Liabilities:
Payable for when-issued securities	—	1,448,131	—
Capital shares redeemed payable	2,000	—	—
Investment advisory fees payable	23,524	53,645	14,680
Accounting and Administration fees payable	5,495	5,858	3,544
Treasurer Service fees payable	317	937	32
Trustee fees payable	361	1,065	37
Deferred foreign capital gains tax payable	24,372	—	3,100
Accrued Audit fees payable	19,669	22,407	18,424
Accrued expenses and other payables	11,049	3,482	8,427
Total Liabilities	86,787	1,535,525	48,244
Net Assets	$33,956,116	$90,634,657	$3,327,476
Net Assets:
Paid in capital	$29,978,244	$97,203,537	$3,086,705
Distributable earnings (loss)	3,977,872	(6,568,880)	240,771
Net Assets	$33,956,116	$90,634,657	$3,327,476
Net Assets:
Institutional Shares	$33,956,116	$90,634,657	$3,327,476
Share of Common Stock Outstanding:
Institutional Shares	3,311,492	9,384,837	315,606
Net Asset Value per Share:
Institutional Shares	$10.25	$9.66	$10.54

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

	Barrow Hanley Floating Rate Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund
Assets:
Investments, at cost	$105,760,375	$57,546,220	$170,902,480
Investments, at value	105,552,970	61,996,959	175,451,152
Foreign currencies (Cost:$0, $13,855 and $0, respectively)	—	13,875	—
Receivable for interest	1,165,208	—	1,395,766
Receivable for dividends	16,565	146,135	4,792
Reclaims receivable	—	337,690	—
Receivable for investments sold	329,519	1,075,391	1,052,103
Prepaid expenses	4,247	3,076	21,874
Total Assets	107,068,509	63,573,126	177,925,687
Liabilities:
Cash overdraft	990,030	—	—
Securities purchased payable	3,841,621	31,662	1,074,970
Capital shares redeemed payable	—	35,856	—
Investment advisory fees payable	45,086	35,146	47,779
Accounting and Administration fees payable	6,390	5,461	9,346
Treasurer Service fees payable	1,063	650	1,779
Trustee fees payable	1,213	741	2,028
Accrued Audit fees payable	22,967	21,131	26,077
Accrued expenses and other payables	4,465	3,537	7,961
Total Liabilities	4,912,835	134,184	1,169,940
Net Assets	$102,155,674	$63,438,942	$176,755,747
Net Assets:
Paid in capital	$103,457,802	$56,824,343	$169,652,416
Distributable earnings (loss)	(1,302,128)	6,614,599	7,103,331
Net Assets	$102,155,674	$63,438,942	$176,755,747
Net Assets:
Institutional Shares	$102,155,674	$63,438,942	$176,755,747
Share of Common Stock Outstanding:
Institutional Shares	10,444,856	5,484,720	18,396,225
Net Asset Value per Share:
Institutional Shares	$9.78	$11.57	$9.61

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF ASSETS & LIABILITIES

September 30, 2024

Barrow Hanley US Value Opportunities Fund
Assets:
Investments, at cost	$78,532,129
Investments, at value	108,023,744
Receivable for dividends	121,280
Reclaims receivable	19,030
Prepaid expenses	4,322
Total Assets	108,168,376
Liabilities:
Securities purchased payable	41,310
Investment advisory fees payable	46,988
Accounting and Administration fees payable	6,674
Treasurer Service fees payable	1,082
Trustee fees payable	1,232
Accrued Audit fees payable	23,029
Accrued expenses and other payables	4,770
Total Liabilities	125,085
Net Assets	$108,043,291
Net Assets:
Paid in capital	$70,088,322
Distributable earnings (loss)	37,954,969
Net Assets	$108,043,291
Net Assets:
Institutional Shares	$108,043,291
Share of Common Stock Outstanding:
Institutional Shares	8,336,029
Net Asset Value per Share:
Institutional Shares	$12.96

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF OPERATIONS

For the period from November 1, 2023 to September 30, 2024 and the year ended October 31, 2023

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Credit Opportunities Fund
	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023
Investment Income:
Dividend income	$1,141,807	$1,085,268	$—	$—
Interest income	27,206	28,772	5,069,611	5,343,217
Interest income from affiliates	—	—	1,896,850	2,285,575
Less: Foreign Taxes Withheld	(132,726)	(115,949)	—	—
Total investment income	1,036,287	998,091	6,966,461	7,628,792
Operating expenses:
Investment Advisory Fees	254,001	248,907	490,861	602,425
Administration Fees	32,207	42,150	94,625	159,873
Trustees' Fees	5,610	3,773	17,632	17,969
Compliance Fees	167	—	492	—
Chief Compliance Officer Fees	—	2,848	—	4,862
Registration & Filing Fees	18,021	34,729	34,928	79,467
Custodian Fees	15,010	30,798	5,093	6,268
Treasurer Service fees	151	—	445	—
Audit Fees	22,460	26,250	24,906	39,375
Transfer Agent Fees	17,883	19,816	21,820	26,977
Legal Fees	7,872	18,064	24,905	72,488
Offering costs	—	14,698	—	14,698
Printing Fees	9,483	7,710	14,042	14,216
Pricing Fees	634	1,559	17,973	25,617
Interest expense	5,374	—	—	—
Other Expenses	21,034	12,831	29,588	21,523
Total expenses	409,907	464,133	777,310	1,085,758
Less:
Investment Advisory Fees Waiver	(117,950)	(183,228)	(490,630)	(304,910)
Reimbursement from Adviser	—	—	(13,951)	—
Total expense reimbursements	(117,950)	(183,228)	(504,581)	(304,910)
Net expenses	291,957	280,905	272,729	780,848
Net investment income	744,330	717,186	6,693,732	6,847,944
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	2,799,847	792,086	(2,289,895)	(1,034,025)
Net realized gains (losses) from Affiliated Investments	—	—	(29,570)	(87,337)
Net realized gains (losses) from foreign currency transactions	75,047	(31,303)	—	—
Change in unrealized appreciation (depreciation) on investments	2,511,696	(904,650)	9,584,589	948,532
Change in unrealized appreciation (depreciation) on investments in affiliated securities	—	—	371,628	739,911
Change in unrealized appreciation (depreciation) on foreign capital gains tax	(12,363)	(12,009)	—	—
Change in unrealized appreciation (depreciation) on foreign currency	(1,442)	11,360	—	—
Net realized and unrealized gains (losses) from investment activities	5,372,785	(144,516)	7,636,752	567,081
Change in Net Assets Resulting from Operations	$6,117,115	$572,670	$14,330,484	$7,415,025

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF OPERATIONS

For the period from November 1, 2023 to September 30, 2024 and the year ended October 31, 2023

	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund	Barrow Hanley Floating Rate Fund
	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023
Investment Income:
Dividend income	$117,558	$108,996	$28,094	$—
Interest income	2,303	3,509	9,418,147	10,407,569
Less: Foreign Taxes Withheld	(14,321)	(10,996)	—	—
Total investment income	105,540	101,509	9,446,241	10,407,569
Operating expenses:
Investment Advisory Fees	23,807	23,134	409,041	477,893
Administration Fees	4,293	4,219	105,143	169,462
Trustees' Fees	570	435	19,608	18,862
Compliance Fees	17	—	560	—
Chief Compliance Officer Fees	—	1,537	—	5,335
Registration & Filing Fees	33,510	33,130	36,833	168,914
Custodian Fees	21,272	26,986	4,499	3,164
Treasurer Service fees	15	—	503	—
Audit Fees	20,924	26,250	25,466	39,375
Transfer Agent Fees	27,269	35,280	22,529	27,805
Legal Fees	825	1,867	27,595	74,282
Offering costs	—	14,223	—	14,698
Printing Fees	2,906	823	16,157	15,632
Pricing Fees	978	2,372	15,988	38,170
Interest expense	520	—	—	—
Other Expenses	22,121	6,281	32,401	23,943
Total expenses	159,027	176,537	716,323	1,077,535
Less:
Investment Advisory Fees Waiver	(23,807)	(23,134)	(170,215)	(442,292)
Reimbursement from Adviser	(107,671)	(127,064)	—	—
Total expense reimbursements	(131,478)	(150,198)	(170,215)	(442,292)
Net expenses	27,549	26,339	546,108	635,243
Net investment income	77,991	75,170	8,900,133	9,772,326
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	201,493	47,594	(217,045)	(2,050,705)
Net realized gains (losses) from foreign currency transactions	5,474	(1,170)	—	—
Change in unrealized appreciation (depreciation) on investments	200,107	93,905	1,992,123	4,737,025
Change in unrealized appreciation (depreciation) on foreign capital gains tax	1,999	(2,603)	—	—
Change in unrealized appreciation (depreciation) on foreign currency	(432)	337	—	—
Net realized and unrealized gains from investment activities	408,641	138,063	1,775,078	2,686,320
Change in Net Assets Resulting from Operations	$486,632	$213,233	$10,675,211	$12,458,646

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF OPERATIONS

For the period from November 1, 2023 to September 30, 2024 and the year ended October 31, 2023

	Barrow Hanley International Value Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley Total Return Bond Fund
	September 30, 2024	October 31, 2023	September 30, 2024	October 31, 2023
Investment Income:
Dividend income	$2,364,152	$2,282,595	$10,278	$—
Interest income	27,437	60,994	8,053,162	2,895,024
Less: Foreign Taxes Withheld	(228,675)	(231,048)	—	—
Total investment income	2,162,914	2,112,541	8,063,440	2,895,024
Operating expenses:
Investment Advisory Fees	377,662	303,552	524,751	225,256
Administration Fees	66,626	70,544	172,101	100,771
Trustees' Fees	12,189	5,806	29,077	9,608
Compliance Fees	342	—	936	—
Chief Compliance Officer Fees	—	4,078	—	4,930
Registration & Filing Fees	50,464	35,538	52,520	58,301
Custodian Fees	42,389	22,518	8,194	6,995
Treasurer Service fees	308	—	843	—
Audit Fees	23,631	26,250	28,577	28,875
Transfer Agent Fees	33,307	37,895	26,508	22,597
Legal Fees	17,365	26,043	44,682	41,015
Offering costs	—	14,223	—	14,698
Printing Fees	11,873	11,831	30,067	13,450
Pricing Fees	1,300	2,017	24,190	34,408
Interest expense	26	—	2,299	—
Other Expenses	22,450	7,687	39,063	15,397
Total expenses	659,932	567,982	983,808	576,301
Less:
Investment Advisory Fees Waiver	(166,780)	(173,297)	(454,830)	(225,256)
Reimbursement from Adviser	—	—	—	(126,372)
Total expense reimbursements	(166,780)	(173,297)	(454,830)	(351,628)
Net expenses	493,152	394,685	528,978	224,673
Net investment income	1,669,762	1,717,856	7,534,462	2,670,351
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	1,518,174	691,024	4,005,896	(2,067,287)
Net realized losses from foreign currency transactions	(17,410)	(26,250)	—	—
Change in unrealized appreciation (depreciation) on investments	8,092,027	(3,313,004)	10,771,019	(1,971,182)
Change in unrealized appreciation (depreciation) on foreign currency	14,743	(4,734)	—	—
Net realized and unrealized gains (losses) from investment activities	9,607,534	(2,653,234)	14,776,915	(4,038,469)
Change in Net Assets Resulting from Operations	$11,277,296	$(935,378)	$22,311,377	$(1,368,118)

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF OPERATIONS

For the period from November 1, 2023 to September 30, 2024 and the year ended October 31, 2023

	Barrow Hanley US Value Opportunities Fund	Barrow Hanley US Value Opportunities Fund
	September 30, 2024	October 31, 2023
Investment Income:
Dividend income	$1,857,089	$1,792,070
Interest income	68,772	74,974
Less: Foreign Taxes Withheld	(20,022)	(4,540)
Total investment income	1,905,839	1,862,504
Operating expenses:
Investment Advisory Fees	481,037	508,033
Administration Fees	100,149	147,981
Trustees' Fees	17,991	16,081
Compliance Fees	569	—
Chief Compliance Officer Fees	—	4,965
Registration & Filing Fees	33,745	30,302
Custodian Fees	5,169	3,527
Treasurer Service fees	514	—
Audit Fees	25,529	23,625
Transfer Agent Fees	22,195	26,635
Legal Fees	26,200	67,168
Offering costs	—	14,698
Printing Fees	17,001	13,909
Pricing Fees	8,493	1,412
Other Expenses	21,869	16,701
Total expenses	760,461	875,037
Less:
Investment Advisory Fees Waiver	(138,319)	(219,777)
Net expenses	622,142	655,260
Net investment income	1,283,697	1,207,244
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	9,255,175	(82,477)
Change in unrealized appreciation (depreciation) on investments	19,034,244	1,397,486
Change in unrealized appreciation (depreciation) on foreign currency	7	—
Net realized and unrealized gains from investment activities	28,289,426	1,315,009
Change in Net Assets Resulting from Operations	$29,573,123	$2,522,253

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended September 30, 2024 and for the years ended October 31, 2023 and 2022

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund			Barrow Hanley Credit Opportunities Fund
	2024(a)	2023(b)	2022(c)	2024(a)	2023(b)	2022(c)
Increase (decrease) in net assets:
Operations:
Net investment income	$744,330	$717,186	$110,395	$6,693,732	$6,847,944	$3,986,192
Net realized gains (losses) from investments and foreign currency transactions	2,874,894	760,783	(322,271)	(2,319,465)	(1,121,362)	(2,361,664)
Change in unrealized appreciation (depreciation) on investments and foreign currency	2,497,891	(905,299)	(999,614)	9,956,217	1,688,443	(10,119,854)
Change in net assets resulting from operations	6,117,115	572,670	(1,211,490)	14,330,484	7,415,025	(8,495,326)
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(1,347,558)	(170,927)	—	(7,420,054)	(7,734,787)	(3,544,896)
Total dividends paid to shareholders	(1,347,558)	(170,927)	—	(7,420,054)	(7,734,787)	(3,544,896)
Net Capital Transactions:
Institutional Shares	1,076,960	22,544,412	6,374,934	(11,053,721)	(2,204,366)	109,342,298
Change in net assets from capital transactions	1,076,960	22,544,412	6,374,934	(11,053,721)	(2,204,366)	109,342,298
Change in net assets	5,846,517	22,946,155	5,163,444	(4,143,291)	(2,524,128)	97,302,076
Net assets:
Beginning of period/year	28,109,599	5,163,444	—	94,777,948	97,302,076	—
End of period/year	$33,956,116	$28,109,599	$5,163,444	$90,634,657	$94,777,948	$97,302,076

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
(c)	For the period from April 12, 2022 to October 31, 2022.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended September 30, 2024 and for the years ended October 31, 2023 and 2022

	Barrow Hanley Emerging Markets Value Fund			Barrow Hanley Floating Rate Fund
	2024(a)	2023(b)	2022(c)	2024(a)	2023(b)	2022(d)
Increase (decrease) in net assets:
Operations:
Net investment income	$77,991	$75,170	$58,351	$8,900,133	$9,772,326	$3,780,982
Net realized gains (losses) from investments and foreign currency transactions	206,967	46,424	(65,309)	(217,045)	(2,050,705)	(544,145)
Change in unrealized appreciation (depreciation) on investments and foreign currency	201,674	91,639	(317,653)	1,992,123	4,737,025	(6,511,749)
Change in net assets resulting from operations	486,632	213,233	(324,611)	10,675,211	12,458,646	(3,274,912)
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(64,407)	(65,461)	—	(9,510,641)	(9,385,204)	(3,068,871)
Y Shares(e)	(2,095)	(2,520)	—	—	—	—
Total dividends paid to shareholders	(66,502)	(67,981)	—	(9,510,641)	(9,385,204)	(3,068,871)
Net Capital Transactions:
Institutional Shares	363,671	355,351	2,365,682	(3,496,994)	(7,741,483)	115,499,922
Y Shares(e)	(98,025)	1	100,025	—	—	—
Change in net assets from capital transactions	265,646	355,352	2,465,707	(3,496,994)	(7,741,483)	115,499,922
Change in net assets	685,776	500,604	2,141,096	(2,332,424)	(4,668,041)	109,156,139
Net assets:
Beginning of period/year	2,641,700	2,141,096	—	104,488,098	109,156,139	—
End of period/year	$3,327,476	$2,641,700	$2,141,096	$102,155,674	$104,488,098	$109,156,139

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
(c)	For the period from December 29, 2021 to October 31, 2022.
(d)	For the period from April 12, 2022 to October 31, 2022.
(e)	During the period, share class "Y" transitioned to "Institutional" shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended September 30, 2024 and for the years ended October 31, 2023 and 2022

	Barrow Hanley International Value Fund			Barrow Hanley Total Return Bond Fund
	2024(a)	2023(b)	2022(c)	2024(a)	2023(b)	2022(d)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,669,762	$1,717,856	$142,836	$7,534,462	$2,670,351	$716,422
Net realized gains (losses) from investments and foreign currency transactions	1,500,764	664,504	(776,272)	4,005,896	(2,067,287)	(167,073)
Change in unrealized appreciation (depreciation) on investments and foreign currency	8,106,770	(3,317,738)	(328,594)	10,771,019	(1,971,182)	(4,082,022)
Change in net assets resulting from operations	11,277,296	(935,378)	(962,030)	22,311,377	(1,368,118)	(3,532,673)
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(2,222,424)	(178,254)	—	(7,292,884)	(2,264,393)	(580,835)
Y Shares(e)	(3,583)	(1,193)	—	—	—	—
Total dividends paid to shareholders	(2,226,007)	(179,447)	—	(7,292,884)	(2,264,393)	(580,835)
Net Capital Transactions:
Institutional Shares	(7,091,800)	56,679,818	6,885,393	2,886,771	121,496,973	45,099,529
Y Shares(e)	(108,928)	—	100,025	—	—	—
Change in net assets from capital transactions	(7,200,728)	56,679,818	6,985,418	2,886,771	121,496,973	45,099,529
Change in net assets	1,850,561	55,564,993	6,023,388	17,905,264	117,864,462	40,986,021
Net assets:
Beginning of period/year	61,588,381	6,023,388	—	158,850,483	40,986,021	—
End of period/year	$63,438,942	$61,588,381	$6,023,388	$176,755,747	$158,850,483	$40,986,021

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
(c)	For the period from December 29, 2021 to October 31, 2022.
(d)	For the period from April 12, 2022 to October 31, 2022.
(e)	During the period, share class "Y" transitioned to "Institutional" shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the period ended September 30, 2024 and for the years ended October 31, 2023 and 2022

	Barrow Hanley US Value Opportunities Fund
	2024(a)	2023(b)	2022(c)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,283,697	$1,207,244	$660,315
Net realized gains (losses) from investments and foreign currency transactions	9,255,175	(82,477)	(1,140,997)
Change in unrealized appreciation (depreciation) on investments and foreign currency	19,034,251	1,397,486	(4,259,154)
Change in net assets resulting from operations	29,573,123	2,522,253	(4,739,836)
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(1,190,228)	(1,397,879)	—
Total dividends paid to shareholders	(1,190,228)	(1,397,879)	—
Net Capital Transactions:
Institutional Shares	(3,172,928)	(22,597,269)	109,046,055
Change in net assets from capital transactions	(3,172,928)	(22,597,269)	109,046,055
Change in net assets	25,209,967	(21,472,895)	104,306,219
Net assets:
Beginning of period/year	82,833,324	104,306,219	—
End of period/year	$108,043,291	$82,833,324	$104,306,219

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the Fund's prior fiscal year ended October 31, 2023.
(c)	For the period from April 12, 2022 to October 31, 2022.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$8.83	$7.97	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.23	0.25	0.19
Net realized and unrealized gains (losses) from investments and foreign currency	1.61	0.68	(2.22)
Total from investment operations	1.84	0.93	(2.03)
Less distributions paid:
From net investment income	(0.22)	(0.07)	—
From net realized gains	(0.20)	—	—
Total distributions paid	(0.42)	(0.07)	—
Change in net asset value	1.42	0.86	(2.03)
Net asset value, end of year	$10.25	$8.83	$7.97
Total return	21.32%(d)	11.58%	(20.30%)(d)
Ratios/Supplemental data:
Net assets, end of year (000's)	$33,956	$28,110	$5,163
Ratio of net expenses to average net assets	1.07%(e)	1.05%	1.05%(e)
Ratio of net investment income to average net assets	2.73%(e)	2.68%	3.76%(e)
Ratio of gross expenses to average net assets	1.50%(e)	1.73%	4.62%(e)
Portfolio turnover rate(f)	76.11%(d)	63.00%	59.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley Credit Opportunities Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$8.99	$9.04	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.75	0.63	0.33
Net realized and unrealized gains (losses) from investments and foreign currency	0.73	0.04	(1.00)
Total from investment operations	1.48	0.67	(0.67)
Less distributions paid:
From net investment income	(0.81)	(0.72)	(0.29)
Total distributions paid	(0.81)	(0.72)	(0.29)
Change in net asset value	0.67	(0.05)	(0.96)
Net asset value, end of year	$9.66	$8.99	$9.04
Total return	16.94%(d), (e)	7.49%	(6.63%)(d)
Ratios/Supplemental data:
Net assets, end of year (000's)	$90,635	$94,778	$97,302
Ratio of net expenses to average net assets	0.33%(f), (g)	0.78%	0.78%(f)
Ratio of net investment income to average net assets	8.18%(f)	6.82%	6.19%(f)
Ratio of gross expenses to average net assets	0.95%(f)	1.08%	1.11%(f)
Portfolio turnover rate(h)	33.39%(d)	24.00%	29.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	The prior Adviser reimbursed the Fund $249,281 during the period in connection with a prior year expense overpayment. Without the reimbursement, the total return would have been 16.58%.
(f)	Annualized for periods less than one year.
(g)	The prior Adviser reimbursed the Fund $249,281 during the period in connection with a prior year expense overpayment. Without the reimbursement, the net expense ratio would have been 0.64%.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley Emerging Markets Value Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$9.15	$8.47	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.25	0.27	0.29
Net realized and unrealized gains (losses) from investments and foreign currency	1.35	0.68	(1.82)
Total from investment operations	1.60	0.95	(1.53)
Less distributions paid:
From net investment income	(0.21)	(0.27)	—
Total distributions paid	(0.21)	(0.27)	—
Change in net asset value	1.39	0.68	(1.53)
Net asset value, end of year	$10.54	$9.15	$8.47
Total return	17.63%(d)	11.10%	(15.30%)(d)
Ratios/Supplemental data:
Net assets, end of year (000's)	$3,327	$2,550	$2,056
Ratio of net expenses to average net assets	1.01%(e)	0.99%	0.99%(e)
Ratio of net investment income to average net assets	2.88%(e)	2.83%	3.55%(e)
Ratio of gross expenses to average net assets	5.90%(e)	6.64%	14.67%(e)
Portfolio turnover rate(f)	85.34%(d)	50.00%	40.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from December 29, 2021 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley Floating Rate Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$9.68	$9.45	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.88	0.89	0.33
Net realized and unrealized gains (losses) from investments and foreign currency	0.17	0.23	(0.61)
Total from investment operations	1.05	1.12	(0.28)
Less distributions paid:
From net investment income	(0.95)	(0.89)	(0.27)
Total distributions paid	(0.95)	(0.89)	(0.27)
Change in net asset value	0.10	0.23	(0.55)
Net asset value, end of year	$9.78	$9.68	$9.45
Total return	11.17%(d)	12.32%	(2.81%)
Ratios/Supplemental data:
Net assets, end of year (000's)	$102,156	$104,488	$109,156
Ratio of net expenses to average net assets	0.60%(e)	0.60%	0.60%
Ratio of net investment income to average net assets	9.76%(e)	9.20%	6.10%
Ratio of gross expenses to average net assets	0.79%(e)	1.01%	1.02%
Portfolio turnover rate(f)	43.39%(d)	35.00%	9.00%

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley International Value Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$9.93	$8.78	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.29	0.39	0.23
Net realized and unrealized gains (losses) from investments and foreign currency	1.71	0.90	(1.45)
Total from investment operations	2.00	1.29	(1.22)
Less distributions paid:
From net investment income	(0.29)	(0.14)	—
From net realized gains	(0.07)	—	—
Total distributions paid	(0.36)	(0.14)	—
Change in net asset value	1.64	1.15	(1.22)
Net asset value, end of year	$11.57	$9.93	$8.78
Total return	20.37%(d)	14.72%	(12.20%)(d)
Ratios/Supplemental data:
Net assets, end of year (000's)	$63,439	$61,489	$5,935
Ratio of net expenses to average net assets	0.86%(e)	0.86%	0.86%(e)
Ratio of net investment income to average net assets	2.91%(e)	3.74%	2.89%(e)
Ratio of gross expenses to average net assets	1.15%(e)	1.23%	5.16%(e)
Portfolio turnover rate(f)	57.63%(d)	57.00%	105.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from December 29, 2021 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley Total Return Bond Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$8.79	$9.03	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.43	0.39	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	0.81	(0.33)	(1.00)
Total from investment operations	1.24	0.06	(0.83)
Less distributions paid:
From net investment income	(0.42)	(0.30)	(0.14)
Total distributions paid	(0.42)	(0.30)	(0.14)
Change in net asset value	0.82	(0.24)	(0.97)
Net asset value, end of year	$9.61	$8.79	$9.03
Total return	14.25%(d)	0.49%	(8.38%)(d)
Ratios/Supplemental data:
Net assets, end of year (000's)	$176,756	$158,850	$40,986
Ratio of net expenses to average net assets	0.35%(d)	0.35%	0.35%(d)
Ratio of net investment income to average net assets	5.01%(d)	4.15%	3.13%(d)
Ratio of gross expenses to average net assets	0.65%(d)	0.90%	1.16%(d)
Portfolio turnover rate(e)	131.01%(f)	125.00%	20.00%(f)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(f)	Not annualized for periods less than one year.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Barrow Hanley US Value Opportunities Fund	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year	$9.59	$9.53	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.15	0.13	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	3.36	0.07	(0.54)
Total from investment operations	3.51	0.20	(0.47)
Less distributions paid:
From net investment income	(0.14)	(0.10)	—
From net realized gains	—	(0.04)	—
Total distributions paid	(0.14)	(0.14)	—
Change in net asset value	3.37	0.06	(0.47)
Net asset value, end of year	$12.96	$9.59	$9.53
Total return	36.92%(d)	2.03%	(4.70%)(d)
Ratios/Supplemental data:
Net assets, end of year (000's)	$108,043	$82,833	$104,306
Ratio of net expenses to average net assets	0.71%(d)	0.71%	0.71%(d)
Ratio of net investment income to average net assets	1.46%(d)	1.31%	1.28%(d)
Ratio of gross expenses to average net assets	0.87%(d)	0.95%	0.99%(d)
Portfolio turnover rate(e)	31.90%(f)	30.00%	47.00%(f)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(f)	Not annualized for periods less than one year.

See Notes to Financial Statements.

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Perpetual Americas Funds Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 1, 2024. The Trust is an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, and Barrow Hanley International Value Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust. Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of September 30, 2024, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares: April 12, 2022	to seek long term capital appreciation and consistent income
Barrow Hanley Credit Opportunities Fund	Institutional Shares: April 12, 2022	to seek to maximize total return, consistent with preservation of capital
Barrow Hanley Emerging Markets Value Fund	Institutional Shares: December 29, 2021	to seek long term capital appreciation and consistent income from dividends
Barrow Hanley Floating Rate Fund	Institutional Shares: April 12, 2022	to seek to maximize total return, consistent with preservation of capital
Barrow Hanley International Value Fund	Institutional Shares: December 29, 2021	to seek to obtain higher returns compared to the MSCI EAFE Index, while maintaining lower risk
Barrow Hanley Total Return Bond Fund	Institutional Shares: April 12, 2022	to seek to provide maximum long-term total return
Barrow Hanley US Value Opportunites Fund	Institutional Shares: April 12, 2022	to seek to outperform the Fund's benchmark over a full market cycle
Prior to August 18, 2024, the Funds were each a series of The Advisors’ Inner Circle Fund III (“AIC”)  (each a “Predecessor Fund” and collectively, the “Predecessor Funds”). On August 18, 2024, the Predecessor Funds were reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the AIC's Board of Trustees on May 13, 2024 and by the Predecessor Funds' shareholders at a special meeting held on August 5, 2024 (the “Reorganizations”).

The Advisors' Inner Circle Fund III	Perpetual Americas Funds Trust
Barrow Hanley Concentrated Emerging Markets ESG Opportunities	Barrow Hanley Concentrated Emerging Markets ESG Opportunities
Barrow Hanley Credit Opportunities Fund	Barrow Hanley Credit Opportunities Fund
Barrow Hanley Floating Rate Fund	Barrow Hanley Floating Rate Fund
Barrow Hanley Total Return Bond Fund	Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund	Barrow Hanley US Value Opportunities Fund
Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Emerging Markets Value Fund
Barrow Hanley International Value Fund	Barrow Hanley International Value Fund

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Reorganizations were proposed to provide efficiencies in operational management and oversight, compliance oversight, sponsorship and governance matters by having other U.S. mutual funds advised by JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) or affiliates in the same mutual fund trust, and the results of the Predecessor Funds’ shareholder meeting in connection with the Reorganizations are provided below:

Fund Name	Record Date Outstanding Shares	Total Voted Shares	% of Outstanding Shares Voted	% of Voted Shares “FOR” Proposal
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	3,318,151	2,834,167	85.41%	99.94%
Barrow Hanley Credit Opportunities Fund	8,649,096	5,843,156	67.56%	100.00%
Barrow Hanley Emerging Markets Value Fund	312,361	312,358	100.00%	100.00%
Barrow Hanley Floating Rate Fund	9,754,889	7,808,262	80.04%	100.00%
Barrow Hanley International Value Fund	5,901,390	5,008,599	84.87%	99.96%
Barrow Hanley Total Return Bond Fund	17,592,590	12,783,120	72.66%	100.00%
Barrow Hanley US Value Opportunities Fund	8,364,748	4,313,419	51.57%	100.00%
Assuming the Reorganizations had taken place on November 1, 2023 at the beginning of the fiscal year, the proforma results of operations for the period ended September 30, 2024 would be substantially similar to the amounts reported in each Fund’s Statement of Operations.
Each Fund commenced operations in the Trust upon the Reorganization and assumed the financial and performance history of its corresponding Predecessor Fund. Class I Shares of the Predecessor Funds were reorganized into Institutional Shares of the Funds. Prior to August 18, 2024, Class Y Shares were merged into the Class I Shares of the Predecessor Funds. The Reorganizations were tax-free for U.S. federal income tax purposes. The investment adviser to the Predecessor Funds was Perpetual US Services, LLC, d/b/a PGIA. As part of the Reorganizations, the Board approved a change in fiscal year end for each Fund to September 30.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
A. Significant accounting policies related to Investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by a third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated PAFS, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust’s valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. Prior to the Reorganizations, PGIA, the investment adviser to the Predecessor Funds, was designated as the Predecessor Funds’ Valuation Designee and performed such responsibilities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2024 in valuing the Fund's investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Common Stocks:
Thailand	$—	$3,194,785	$—	$3,194,785
Other*	27,708,680	—	—	27,708,680
Total Common Stocks	$27,708,680	$3,194,785	$ —	$30,903,465

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks*	$1,420,035	$—	$—	$1,420,035
Short-Term Investments	1,550,823	—	—	1,550,823
Total Investments	$30,679,538	$3,194,785	$ —	$33,874,323
Barrow Hanley Credit Opportunities Fund
Asset-Backed Securities*	$—	$2,175,232	$—	$2,175,232
Corporate Bonds*	—	64,832,257	—	64,832,257
Foreign Issuer Bonds*	—	1,979,569	—	1,979,569
Investment Companies	19,476,068	—	—	19,476,068
Short-Term Investments	2,495,756	—	—	2,495,756
Total Investments	$21,971,824	$68,987,058	$ —	$90,958,882
Barrow Hanley Emerging Markets Value Fund
Common Stocks:
Russia	$—	$—	$— **	$—
Thailand	48,860	220,579	—	269,439
Other*	2,865,884	—	—	2,865,884
Total Common Stocks	$2,914,744	$220,579	$ —	$3,135,323
Preferred Stocks*	$95,819	$—	$—	$95,819
Short-Term Investments	105,381	—	—	105,381
Total Investments	$3,115,944	$220,579	$ —	$3,336,523
Barrow Hanley Floating Rate Fund
Asset-Backed Securities	$—	$1,369,018	$—	$1,369,018
Corporate Bonds*	—	9,987,126	—	9,987,126
Foreign Issuer Bonds	—	442,400	—	442,400
Warrants	—	—	— **	—
Bank Loan Obligations:
Finance	—	1,482,478	451,676	1,934,154
Other*	—	87,281,646	—	87,281,646
Total Bank Loan Obligations	$ —	$88,764,124	$451,676	$89,215,800
Short-Term Investments	$4,538,626	$—	$—	$4,538,626
Total Investments	$4,538,626	$100,562,668	$451,676	$105,552,970
Barrow Hanley International Value Fund
Common Stocks*	$59,273,138	$—	$—	$59,273,138
Preferred Stocks	2,378,176	—	—	2,378,176
Short-Term Investments	345,645	—	—	345,645
Total Investments	$61,996,959	$ —	$ —	$61,996,959
Barrow Hanley Total Return Bond Fund
Asset-Backed Securities*	$—	$9,304,165	$—	$9,304,165
Corporate Bonds*	—	28,752,024	—	28,752,024
Foreign Issuer Bonds*	—	21,833,464	—	21,833,464
Mortgage-Backed Securities*	—	85,120,937	—	85,120,937
U.S. Government Obligations	—	29,985,317	—	29,985,317
Short-Term Investments	455,245	—	—	455,245
Total Investments	$455,245	$174,995,907	$ —	$175,451,152
Barrow Hanley US Value Opportunities Fund
Common Stocks*	$105,477,817	$—	$—	$105,477,817
Master Limited Partnerships	1,045,676	—	—	1,045,676

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$1,500,251	$—	$—	$1,500,251
Total Investments	$108,023,744	$ —	$ —	$108,023,744

*	See additional categories in the Schedule of Investments.
**	Amount is $0.
As of September 30, 2024, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments, and such securities are the same Level 3 securities as was noted as of the prior fiscal year end of October 31, 2023. Some of these investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. The value of level 3 securities compared to each Fund’s total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the period from November 1, 2023 to September 30, 2024.
WHEN-ISSUED/DELAYED DELIVERY SECURITIES
Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at September 30, 2024, if any, are noted in each Fund’s Schedule of Investments and in aggregate as “Payable for when-issued securities”, in each Fund’s Statement of Assets and Liabilities .
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and Payment Frequency
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Annually
Barrow Hanley Credit Opportunities Fund	Quarterly
Barrow Hanley Emerging Markets Value Fund	Annually
Barrow Hanley Floating Rate Fund	Quarterly
Barrow Hanley International Value Fund	Annually
Barrow Hanley Total Return Bond Fund	Quarterly
Barrow Hanley US Value Opportunities Fund	Annually
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year.

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations,which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax”differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations,which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax”differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax period from November 1, 2023 to September 30, 2024 and for the tax years ended October 31, 2023 and October 31, 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
REDEMPTION FEES
Prior to August 18, 2024, each of the Predecessor Funds charged a redemption fee of 1.00% on redemptions of capital shares held for less than thirty days. For the period from November 1, 2023 to September 30, 2024 and the year ended October 31, 2023 and October 31, 2022, no redemption fees were charged.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund and Barrow Hanley Emerging Markets Value Fund paid $4,302 and $4,239, respectively, in capital gain taxes which are netted with any refunds received during the period from November 1, 2023 to September 30, 2024. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.

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September 30, 2024

OTHER RISKS
Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below are the principal risks of the Funds in alphabetical order. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.
Asset Allocation Risk (All Funds). The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may under perform other funds with similar investment strategies.
China Risk (Concentrated Emerging Markets ESG Opportunities Fund, Emerging Markets Value Fund, and International Value Fund). To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
CLO Risk (Credit Opportunities Fund and Floating Rate Fund). Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in non-creditworthy borrowers or subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.
Commercial Paper Risk (Total Return Bond Fund). Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.
Convertible Securities Risk (Total Return Bond Fund, Credit Opportunities Fund and US Value Opportunities Fund). Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

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September 30, 2024

Credit Risk (Total Return Bond Fund, Credit Opportunities Fund and Floating Rate Fund). Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Barrow Hanley. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). A significant portion of a Fund’s assets may be denominated in non-U.S. (non-U.S.) currencies. There is the risk that the value of such assets and/ or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.
Cybersecurity Risk (All Funds). The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, Barrow Hanley and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Depositary Receipts (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund Emerging Markets Value Fund and International Value Fund). Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market

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September 30, 2024

participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.
Emerging Markets Risk (Concentrated Emerging Markets ESG Opportunities Fund, Emerging Markets Value Fund and International Value Fund). Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards.
Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership

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September 30, 2024

or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity Securities Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
Equity-Linked Instruments Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.
ESG Factor Risk (Concentrated Emerging Markets ESG Opportunities Fund). To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors. Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.
In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor. Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
Euro- and Eurozone-Related Risk (Concentrated Emerging Markets ESG Opportunities Fund, Emerging Markets Value Fund and International Value Fund). To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility

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September 30, 2024

in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with a Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of a Fund’s shares.
Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of a Fund’s portfolio investments. On January 31, 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
If one or more EMU countries were to stop using the euro as its primary currency, a Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that a Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. A Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Fixed Income Risk (Total Return Bond Fund, Credit Opportunities Fund and Floating Rate Fund). Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. Rising interest rates may also extend the duration of a fixed income security, typically reducing the security’s value. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Floating Rate Securities Risk (Credit Opportunities Fund and Floating Rate Fund). A Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

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September 30, 2024

Focused Investment Risk (Concentrated Emerging Markets ESG Opportunities Fund). Focusing investments in a particular market, sector or value chain (which includes the range of activities required to bring a product or services to market and which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.
Geographic Focus Risk (All Funds). From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
High Yield (“Junk Bond”) Investments Risk (Total Return Bond Fund, Credit Opportunities Fund and Floating Rate Fund). Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issue under Rule 144A, with or without registration rights.
Inflation Protected Securities Risk (Total Return Bond Fund). The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.
Interest Rate Risk (Total Return Bond Fund, Credit Opportunities Fund and Floating Rate Fund). When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. In a declining interest rate environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates may be particularly acute in the current market environment because the Federal Reserve Board recently raised rates and may continue to do so.
Investment Company Risk (Credit Opportunities Fund and Floating Rate Fund). If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.
IPO Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information

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September 30, 2024

about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Key Person Risk (All Funds). Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Barrow Hanley, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Liquidity Risk (Total Return Bond Fund, Credit Opportunities Fund and Floating Rate Fund). The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. The SEC has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of a Fund’s investments being classified as illiquid investments.
Loan-Related Investments Risk (Total Return Bond Fund, Credit Opportunities Fund and Floating Rate Fund). In addition to risks generally associated with debt investments (e.g., interest rate risk, credit risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. A Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, a Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, a Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, a Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower.
Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Transactions in bank loans may settle on a delayed basis (and in  certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans. Bank loans may not be considered “securities,” and purchasers, such as the Funds, therefore may not be entitled to rely on the anti-fraud protections of the federal securities law.
Management Risk (Total Return Bond Fund and Credit Opportunities Fund). Barrow Hanley’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities.

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NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Management and Quantitative Securities Risk (Concentrated Emerging Markets ESG Opportunities Fund, Floating Rate Fund, US Value Opportunities Fund, Emerging Markets Value Fund, International Value Fund). Barrow Hanley’s use of a systematic quantitative screening process and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities. Because the Barrow Hanley relies, in part, on a systematic, quantitative screening process in selecting securities for the Funds, each Fund is subject to the additional risk that Barrow Hanley’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.
Mortgage-Backed and Asset-Backed Securities Risk (Total Return Bond Fund and Credit Opportunities Fund). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.
Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
Municipal Securities Risk (Total Return Bond Fund). Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.
Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Natural Disaster/Epidemic Risk (All Funds). Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or non-U.S. exchange rates in other countries, for example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects may be short term or may last for an extended period of time, and in either case can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. Income, proceeds and gains received by a Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which could reduce the Fund’s return on such securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal Risks –

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Participatory Notes Risk (All Funds). Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.
Preferred Stock Risk (Credit Opportunities Fund and US Value Opportunities Fund). A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, arise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Portfolio Turnover Risk (All Funds). A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Barrow Hanley determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Barrow Hanley’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.
Regulatory Risk (All Funds). Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
REIT Risk (US Value Opportunities Fund). REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Small-Cap and Mid-Cap Company Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Stock Connect Investing Risk (Concentrated Emerging Markets ESG Opportunities Fund, Emerging Markets Value Fund and International Value Fund). Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to a Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, a Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the correspondingsettlement days. There may be occasions when a Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
Structured Notes Risk (Credit Opportunities Fund and Floating Rate Fund). Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.
A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/ or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.
Sustainable Investing Risk (Concentrated Emerging Markets ESG Opportunities Fund). Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, Regnan Sustainable Water and Waste Fund (for purposes of this risk, the “Fund”) may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although Barrow Hanley seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Barrow Hanley’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because Barrow Hanley evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that Barrow Hanley uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, Barrow Hanley’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by Barrow Hanley will not operate as anticipated and will no longer fit within Barrow Hanley’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

U.S. Government Securities Risk (Total Return Bond Fund). A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or itsagencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
Value Investing Risk (Concentrated Emerging Markets ESG Opportunities Fund, US Value Opportunities Fund, Emerging Markets Value Fund and International Value Fund). Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
B. Fees and Transactions with Affiliates and Other Parties
The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with PAFS to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies (excluding Barrow Hanley Credit Opportunities Fund), brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional	0.93%	1.04%
Barrow Hanley Credit Opportunities Fund	Institutional	0.60%	0.77%
Barrow Hanley Emerging Markets Value Fund	Institutional	0.87%	0.98%
Barrow Hanley Floating Rate Fund	Institutional	0.45%	0.59%
Barrow Hanley International Value Fund	Institutional	0.66%	0.85%
Barrow Hanley Total Return Bond Fund	Institutional	0.35%	0.35%
Barrow Hanley US Value Opportunities Fund	Institutional	0.55%	0.70%
The expense limitation agreement is effective until February 1, 2026 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, including prior waivers or reimbursements in the Predecessor Funds that were available for recoupment by PGIA at the time of the Reorganization, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies (excluding Barrow Hanley Credit Opportunities Fund) and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
The Adviser further has agreed contractually to waive its investment advisory fee payable by the Barrow Hanley Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives attributable to the assets of the Barrow Hanley Credit Opportunities Fund invested in the Barrow Hanley Floating Rate Fund until February 1, 2026. This agreement may be terminated by the Board at any time and will terminate automatically upon termination of the investment advisory agreement.

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

For the period August 18, 2024 through September 30, 2024, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

Fund	Advisory Fee Payable to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$35,079	$13,037	$—
Barrow Hanley Credit Opportunities Fund	66,496	13,951	—
Barrow Hanley Emerging Markets Value Fund	3,186	11,348	—
Barrow Hanley Floating Rate Fund	55,298	—	—
Barrow Hanley International Value Fund	49,642	—	—
Barrow Hanley Total Return Bond Fund	72,145	25,291	—
Barrow Hanley US Value Opportunities Fund	69,066	—	—

The balances of recoverable expenses to PAFS by the Funds at September 30, 2024 were as follows:

For the period ended:	Expiring	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
October 31, 2022	October 31, 2025	$104,933	$211,154	$225,225	$257,663	$215,454	$184,792	$143,065
October 31, 2023	October 31 2026	183,228	304,910	150,198	442,292	173,297	351,628	219,777
September 30, 2024	September 30, 2027	117,950	143,221	131,478	170,215	166,780	454,830	138,319
Balances of Recoverable Expenses to PAFS		$406,111	$659,285	$506,901	$870,170	$555,531	$991,250	$501,161
Prior to August 18, 2024, PGIA served as the investment adviser to the Predecessor Funds. Under the terms of the Predecessor Agreement, PGIA received an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Predecessor Fund’s respective average daily net assets). PGIA had contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Predecessor Fund, shareholder servicing fees, other expenditures which are capitalized in accordance with generally accepted accounting principles, other non-routine expenses, such as litigation, and acquired fund fees and expenses (excluding the Predecessor Barrow Hanley Credit Opportunities Fund)) exceed the rates in the table below (expressed as a percentage of each Predecessor Fund’s respective average daily net assets).
PGIA additionally contractually agreed to waive its investment advisory fee payable by the Predecessor Barrow Hanley Credit Opportunities Fund in the amount of the investment advisory fee the Adviser received from the Predecessor Barrow Hanley Floating Rate Fund attributable to the assets of the Predecessor Barrow Hanley Credit Opportunities Fund invested in the Predecessor Barrow Hanley Floating Rate Fund until February 28, 2024.

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Predecessor Fund	Class	Advisory Fee	Expense Limitation
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional	0.93%	1.05%
Barrow Hanley Credit Opportunities Fund	Institutional	0.60%	0.78%
Barrow Hanley Emerging Markets Value Fund	Institutional	0.87%	0.99%
Barrow Hanley Floating Rate Fund	Institutional	0.45%	0.60%
Barrow Hanley International Value Fund	Institutional	0.66%	0.86%
Barrow Hanley Total Return Bond Fund	Institutional	0.35%	0.35%
Barrow Hanley US Value Opportunities Fund	Institutional	0.55%	0.71%
For the period November 1, 2023 through August 17, 2024  the Predecessor Funds incurred advisory fees payable to PGIA, received expense waivers/reimbursements from PGIA, and paid expense recoupments to PGIA as follows:

Predecessor Fund	Advisory Fee Payable to PGIA	Expenses Reduced by PGIA	Advisory Waivers Recouped by PGIA
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$218,922	$104,913	$ —
Barrow Hanley Credit Opportunities Fund	424,365	490,630	—
Barrow Hanley Emerging Markets Value Fund	20,621	132,702	—
Barrow Hanley Floating Rate Fund	353,743	170,215	—
Barrow Hanley International Value Fund	328,020	166,780	—
Barrow Hanley Total Return Bond Fund	452,606	429,539	—
Barrow Hanley US Value Opportunities Fund	411,971	138,319	—

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley” or the “Sub-Adviser”) serves as a sub-adviser to the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the U.S. Securities and Exchange Commission and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange.
The Sub-Adviser will be responsible for the day-to-day management of each Fund’s investment portfolio in accordance with the investment policies and guidelines of the Funds subject to the general oversight of the Adviser.
The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board.
Effective August 18, 2024, the Sub-Advisory Agreement will continue in effect for its initial term until the first anniversary of the date of effectiveness, and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Any party to the Sub-Advisory Agreement may terminate the Sub-Advisory Agreement without penalty, in each case on not less than 60 days’ written notice to the other party.
As compensation for its services, the Adviser pays to Barrow Hanley a monthly base fee for its services as indicated in the table below (the “Base Sub-Advisory Fee”). The Base Sub-Advisory Fee in effect starting August 18, 2024 for each Fund is below:

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Fund	Base Subadvisory Fee
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	0.78%
Barrow Hanley Credit Opportunities Fund	0.45
Barrow Hanley Emerging Markets Value Fund	0.72
Barrow Hanley Floating Rate Fund	0.30
Barrow Hanley International Value Fund	0.51
Barrow Hanley Total Return Bond Fund	0.20
Barrow Hanley US Value Opportunities Fund	0.40
Prior to August 18, 2024, for the services provided pursuant to the Predecessor Funds' Sub-Advisory Agreement, Barrow Hanley received an annual fee from the Predecessor Adviser at the following annual rates based on 50% of the advisory fee rate for each Fund:

Predecessor Fund	Sub-Adviser Fee Rate
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	0.465%
Barrow Hanley Credit Opportunities Fund	0.300
Barrow Hanley Emerging Markets Value Fund	0.435
Barrow Hanley Floating Rate Fund	0.225
Barrow Hanley International Value Fund	0.330
Barrow Hanley Total Return Bond Fund	0.175
Barrow Hanley US Value Opportunities Fund	0.275
Perpetual Americas Funds Distributors, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group (“ACA Group”)) (the “Distributor”) provides distribution services to the Funds, pursuant to a distribution agreement with the Trust on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.
Prior to August 18, 2024, SEI Investments Distribution Co. served as the Predecessor Funds’ distributor. SEI Investments Distribution Co. received no fees for their services.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services, which are reflected as “Administration”, “Transfer Agent”, and “Custodian” fees, respectively, on the Statements of Operations, are as follows:

Fund	Administration fees paid to Northern Trust	Transfer Agent fees paid to Northern Trust	Custodian fees paid to Northern Trust
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$1,992	$527	$2,976
Barrow Hanley Credit Opportunities Fund	3,970	1,556	333
Barrow Hanley Emerging Markets Value Fund	1,250	52	2,242
Barrow Hanley Floating Rate Fund	4,283	1,756	351
Barrow Hanley International Value Fund	2,849	1,075	1,537
Barrow Hanley Total Return Bond Fund	6,142	2,946	259
Barrow Hanley US Value Opportunities Fund	3,974	1,795	906

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Prior to August 18, 2024, SEI Investments Global Fund Services served as the administrator to the Predecessor Funds and provided management and administrative services to the Predecessor Funds. Total fees paid pursuant to these services are reflected as “Administration” fees on the Statements of Operations. For the period November 1, 2023 to August 17, 2024, the Predecessor Funds incurred total fees for these services as follows:

Predecessor Fund	Administration fees paid to SEI Investments Global Fund Services
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$30,215
Barrow Hanley Credit Opportunities Fund	90,655
Barrow Hanley Emerging Markets Value Fund	3,043
Barrow Hanley Floating Rate Fund	100,860
Barrow Hanley International Value Fund	63,777
Barrow Hanley Total Return Bond Fund	165,960
Barrow Hanley US Value Opportunities Fund	96,175
Prior to August 18, 2024, Atlantic Shareholder Services, LLC served as the transfer agent for the Predecessor Funds. Total fees paid pursuant to these services are reflected as “Transfer Agent” fees on the Statements of Operations. For the period November 1, 2023 to August 17, 2024, the Predecessor Funds incurred total fees for these services as follows:

Predecessor Fund	Transfer Agent fees paid to Atlantic Shareholder Services LLC
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$17,356
Barrow Hanley Credit Opportunities Fund	20,264
Barrow Hanley Emerging Markets Value Fund	27,217
Barrow Hanley Floating Rate Fund	20,773
Barrow Hanley International Value Fund	32,232
Barrow Hanley Total Return Bond Fund	23,562
Barrow Hanley US Value Opportunities Fund	20,400
Prior to August 18, 2024, Brown Brothers Harriman & Co. served as custodian for the Predecessor Funds. Total fees paid pursuant to these services are reflected as “Custodian” fees on the Statements of Operations. For the period November 1, 2023 to August 17, 2024, the Predecessor Funds incurred total fees for these services as follows:

Predecessor Fund	Custodian fees paid to Brown Brothers Harriman & Co.
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$12,034
Barrow Hanley Credit Opportunities Fund	4,760
Barrow Hanley Emerging Markets Value Fund	19,030
Barrow Hanley Floating Rate Fund	4,148
Barrow Hanley International Value Fund	40,852
Barrow Hanley Total Return Bond Fund	7,935
Barrow Hanley US Value Opportunities Fund	4,263

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Foreside Fund Officer Services, LLC, an affiliate of ACA Group provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board of Trustees of the Trust (the “Board”) from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000 ($120,000 prior to April 1, 2024), certain committee and chairperson retainers and reimbursement for certain expenses. For the period from August 18, 2024 to September 30, 2024, the aggregate Independent Trustee compensation paid by the Trust was $94,250. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds for the period August 18, 2024 through September 30, 2024 are  reflected in “Trustee” fees on the Statements of Operations.
Prior to August 18, 2024, certain officers of the AIC were also employees of SEI Investments Global Funds Services,  a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. Such officers were paid no fees by the AIC, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the AIC.
Prior to August 18, 2024, a portion of the services provided by the Predecessor Funds' CCO and his staff, whom were employees of the SEI Investments Company, were paid for by the AIC as incurred. The services include regulatory oversight of the AIC’s advisers and service providers as required by SEC regulations. The Predecessor Funds' CCO’s services and fees had been approved by and were reviewed by AIC's Board.
C. Credit Agreements
On August 18, 2024, the Funds, other than the Barrow Hanley Floating Rate Fund, became parties to the Trust's $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the applicable Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted. The Barrow Hanley Floating Rate Fund became a party to the Credit Agreement on October 25, 2024. Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower’s option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.30%.
During the period August 18, 2024 through September 30, 2024, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$1,513,158	19	6.73%
Barrow Hanley Emerging Markets Value Fund	146,526	19	6.73
Barrow Hanley International Value Fund	70,000	2	6.75
Barrow Hanley Total Return Bond Fund	4,100,000	3	6.73

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley International Value Fund and Barrow Hanley Total Return Bond Fund incurred interest expense of $5,374, $520, $26 and $2,299, respectively, related to borrowings for the period ended September 30, 2024. The amounts are included in the “Interest Expense” on the Statements of Operations.
D. Investment Transactions
For the period ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$22,119,548	$22,072,891
Barrow Hanley Credit Opportunities Fund	27,678,582	37,281,428
Barrow Hanley Emerging Markets Value Fund	2,803,038	2,510,157
Barrow Hanley Floating Rate Fund	41,159,255	45,407,223
Barrow Hanley International Value Fund	35,483,640	43,333,442
Barrow Hanley Total Return Bond Fund	101,889,851	74,355,347
Barrow Hanley US Value Opportunities Fund	30,050,048	32,773,204
For the period ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Barrow Hanley Total Return Bond Fund	$164,421,859	$127,487,791
E. U.S. Federal Income Tax
As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$33,436,634	$2,276,255	$(1,838,566)	$437,689
Barrow Hanley Credit Opportunities Fund	91,334,715	1,832,624	(2,208,457)	(375,833)
Barrow Hanley Emerging Markets Value Fund	3,446,214	192,520	(302,211)	(109,691)
Barrow Hanley Floating Rate Fund	105,770,276	2,242,823	(2,460,129)	(217,306)
Barrow Hanley International Value Fund	58,779,752	5,025,865	(1,808,658)	3,217,207
Barrow Hanley Total Return Bond Fund	170,927,992	5,006,704	(483,544)	4,523,160
Barrow Hanley US Value Opportunities Fund	79,595,527	29,157,445	(729,228)	28,428,217

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

The tax character of distributions paid by the Funds during the latest tax period from November 1, 2023 to September 30, 2024 and the tax years ended October 31, 2023 and October 31, 2022 were as follows:

	Distributions From
Fund	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023	Ordinary Income* 2022	Long-Term Capital Gains 2022
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$1,199,093	$148,465 **	$170,927	$—	$—	$—
Barrow Hanley Credit Opportunities Fund	7,420,054	—	7,734,787	—	3,544,896	—
Barrow Hanley Emerging Markets Value Fund	66,502	—	67,981	—	—	—
Barrow Hanley Floating Rate Fund	9,510,641	—	9,385,204	—	3,068,871	—
Barrow Hanley International Value Fund	1,943,876	282,131 ***	179,447	—	—	—
Barrow Hanley Total Return Bond Fund	7,292,884	—	2,264,393	—	580,835	—
Barrow Hanley US Value Opportunities Fund	1,190,228	— ****	1,029,833	368,046	—	—

*	Ordinary income includes short-term capital gains, if any.
**	The amounts do not include tax equalization utilized of $119,728 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
***	The amounts do not include tax equalization utilized of $359,835 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
****	The amounts do not include tax equalization utilized of $131,503 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
As of the tax period ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$902,937	$2,650,810	$—	$—	$424,125	$3,977,872
Barrow Hanley Credit Opportunities Fund	111,658	—	(6,304,705)	—	(375,833)	(6,568,880)
Barrow Hanley Emerging Markets Value Fund	102,962	250,720	—	—	(112,911)	240,771
Barrow Hanley Floating Rate Fund	387,620	—	(1,472,442)	—	(217,306)	(1,302,128)
Barrow Hanley International Value Fund	1,533,110	1,854,582	—	—	3,226,907	6,614,599
Barrow Hanley Total Return Bond Fund	2,580,171	—	—	—	4,523,160	7,103,331
Barrow Hanley US Value Opportunities Fund	1,322,182	8,204,563	—	—	28,428,224	37,954,969

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

As of the tax period ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Barrow Hanley Credit Opportunities Fund	$196,506	$6,108,199
Barrow Hanley Floating Rate Fund	—	1,472,442
During the tax year ended September 30, 2024, the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund  utilized $157,863, $14,045, $1,500,722 and $196,602, respectively, in capital loss carry forwards.
Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2024, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid-in Capital
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$(119,728)	$119,728
Barrow Hanley International Value Fund	(359,835)	359,835
Barrow Hanley US Value Opportunities Fund	(131,503)	131,503
F. Capital Share Transactions
Transactions in dollars for fund shares for the period from November 1, 2023 to September 30, 2024, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$4,042,597	$1,293,285	$(4,258,922)	$1,076,960
Barrow Hanley Credit Opportunities Fund	Institutional Shares	15,261,740	7,417,942	(33,733,403)	(11,053,721)
Barrow Hanley Emerging Markets Value Fund	Y Shares[1]	—	1	(98,026)	(98,025)
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	480,632	24,601	(141,562)	363,671
Barrow Hanley Floating Rate Fund	Institutional Shares	6,385,264	8,595,773	(18,478,031)	(3,496,994)
Barrow Hanley International Value Fund	Y Shares[1]	—	1	(108,929)	(108,928)
Barrow Hanley International Value Fund	Institutional Shares	14,041,390	1,947,790	(23,080,980)	(7,091,800)
Barrow Hanley Total Return Bond Fund	Institutional Shares	18,082,825	7,292,884	(22,488,938)	2,886,771
Barrow Hanley US Value Opportunities Fund	Institutional Shares	2,846,280	813,744	(6,832,952)	(3,172,928)

[1]	During the period, share class "Y" transitioned to "Institutional" shares.

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Transactions in shares of fund shares for the period from November 1, 2023 to  September 30, 2024, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	448,988	138,503	(458,509)	128,982
Barrow Hanley Credit Opportunities Fund	Institutional Shares	1,611,565	782,515	(3,550,505)	(1,156,425)
Barrow Hanley Emerging Markets Value Fund	Y Shares[1]	—	—	(10,003)	(10,003)
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	48,915	2,485	(14,639)	36,761
Barrow Hanley Floating Rate Fund	Institutional Shares	643,903	877,634	(1,870,269)	(348,732)
Barrow Hanley International Value Fund	Y Shares[1]	—	—	(10,003)	(10,003)
Barrow Hanley International Value Fund	Institutional Shares	1,274,718	179,183	(2,159,251)	(705,350)
Barrow Hanley Total Return Bond Fund	Institutional Shares	1,958,447	775,051	(2,408,415)	325,083
Barrow Hanley US Value Opportunities Fund	Institutional Shares	251,469	75,627	(626,364)	(299,268)

[1]	During the period, share class "Y" transitioned to "Institutional" shares.
Transactions in dollars for fund shares for the year ended October 31, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$24,845,447	$165,297	$(2,466,332)	$22,544,412
Barrow Hanley Credit Opportunities Fund	Institutional Shares	6,639,107	7,732,924	(16,576,397)	(2,204,366)
Barrow Hanley Emerging Markets Value Fund	Y Shares	—	1	—	1
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	345,305	14,693	(4,647)	355,351
Barrow Hanley Floating Rate Fund	Institutional Shares	16,522,117	8,861,665	(33,125,265)	(7,741,483)
Barrow Hanley International Value Fund	Y Shares	—	—	—	—
Barrow Hanley International Value Fund	Institutional Shares	61,051,174	54,772	(4,426,128)	56,679,818
Barrow Hanley Total Return Bond Fund	Institutional Shares	119,587,659	2,264,393	(355,079)	121,496,973
Barrow Hanley US Value Opportunities Fund	Institutional Shares	1,591,890	963,958	(25,153,117)	(22,597,269)

Transactions in shares of fund shares for the year ended October 31, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	2,776,954	18,026	(260,283)	2,534,697
Barrow Hanley Credit Opportunities Fund	Institutional Shares	708,225	848,271	(1,777,737)	(221,241)
Barrow Hanley Emerging Markets Value Fund	Y Shares	—	—	—	—
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	35,069	1,563	(480)	36,152
Barrow Hanley Floating Rate Fund	Institutional Shares	1,746,219	928,297	(3,432,488)	(757,972)
Barrow Hanley International Value Fund	Y Shares	—	—	—	—
Barrow Hanley International Value Fund	Institutional Shares	5,927,661	5,658	(418,917)	5,514,402
Barrow Hanley Total Return Bond Fund	Institutional Shares	13,325,774	245,369	(37,908)	13,533,235
Barrow Hanley US Value Opportunities Fund	Institutional Shares	164,349	100,363	(2,573,113)	(2,308,401)

BARROW HANLEY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

Transactions in dollars for fund shares for the year ended October 31, 2022, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$6,374,934	$—	$—	$6,374,934
Barrow Hanley Credit Opportunities Fund	Institutional Shares	127,469,852	3,474,020	(21,601,574)	109,342,298
Barrow Hanley Emerging Markets Value Fund	Y Shares	100,025	—	—	100,025
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	2,365,682	—	—	2,365,682
Barrow Hanley Floating Rate Fund	Institutional Shares	121,493,203	3,006,719	(9,000,000)	115,499,922
Barrow Hanley International Value Fund	Y Shares	100,025	—	—	100,025
Barrow Hanley International Value Fund	Institutional Shares	10,922,844	—	(4,037,451)	6,885,393
Barrow Hanley Total Return Bond Fund	Institutional Shares	45,018,694	580,835	(500,000)	45,099,529
Barrow Hanley US Value Opportunities Fund	Institutional Shares	138,315,751	—	(29,269,696)	109,046,055

Transactions in shares of fund shares for the year ended October 31, 2022, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	647,813	—	—	647,813
Barrow Hanley Credit Opportunities Fund	Institutional Shares	12,751,757	387,357	(2,376,611)	10,762,503
Barrow Hanley Emerging Markets Value Fund	Y Shares	10,003	—	—	10,003
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	242,693	—	—	242,693
Barrow Hanley Floating Rate Fund	Institutional Shares	12,162,816	319,530	(930,786)	11,551,560
Barrow Hanley International Value Fund	Y Shares	10,003	—	—	10,003
Barrow Hanley International Value Fund	Institutional Shares	1,142,853	—	(467,185)	675,668
Barrow Hanley Total Return Bond Fund	Institutional Shares	4,527,613	61,894	(51,600)	4,537,907
Barrow Hanley US Value Opportunities Fund	Institutional Shares	14,071,581	—	(3,127,883)	10,943,698

G. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of September 30, 2024, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	9.9
Barrow Hanley Credit Opportunities Fund	Institutional Shares	0.8
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	100.0
Barrow Hanley Floating Rate Fund	Institutional Shares	31.8
Barrow Hanley International Value Fund	Institutional Shares	3.9
Barrow Hanley Total Return Bond Fund	Institutional Shares	1.1
Barrow Hanley US Value Opportunities Fund	Institutional Shares	6.1

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Perpetual Americas Funds Trust and Shareholders of Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley International Value Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley International Value Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund (seven of the funds constituting Perpetual Americas Funds Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations and statements of changes in net assets, including the related notes, and the financial highlights for the period November 1, 2023 through September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for the period November 1, 2023 through September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds as of and for the year ended October 31, 2023 and the financial highlights for each of the periods ended on or prior to October 31, 2023 (not presented herein, other than the statements of operations, the statements of changes in net assets and financial highlights) were audited by other auditors whose report dated December 27, 2023 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 27, 2024
We have served as the auditor of one or more investment companies in Perpetual Americas Funds Trust since 2014.

BARROW HANLEY FUNDS

ADDITIONAL INFORMATION

September 30, 2024 (Unaudited)

A. Qualified Dividend Income (QDI)
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the period from November 1, 2023 to September 30, 2024 are designated as Qualified Dividend Income (“QDI”), as defined in the Act, subject to reduced tax rates in 2024:

Fund	QDI Percentage
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	26.60%
Barrow Hanley Emerging Markets Value Fund	80.90%
Barrow Hanley International Value Fund	85.00%
Barrow Hanley US Value Opportunities Fund	100.00%
B. Corporate Dividends Received Deduction (DRD)
A percentage of the dividends distributed during the period from November 1, 2023 to September 30, 2024 for the Funds qualifies for the Dividends-Received Deduction (“DRD”) for corporate shareholders:

Fund	Corporate DRD Percentage
Barrow Hanley US Value Opportunities Fund	91.97%
C. Foreign Tax Credit
The Funds below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:

Fund	Foreign Tax Credit	Foreign Source Income
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$0.0295	$0.2604
Barrow Hanley Emerging Markets Value Fund	$0.0027	$0.0230
Barrow Hanley International Value Fund	$0.0034	$0.0287

BARROW HANLEY FUNDS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

September 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants
Effective August 18, 2024, in connection with the Reorganizations, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Predecessor Funds. KPMG’s reports on the Predecessor Funds’ financial statements for the fiscal period from each Predecessor Fund's respective inception date through October 31, 2022 and fiscal year ended October 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Funds’ fiscal period from each Predecessor Fund's respective inception date through October 31, 2022, fiscal year ended October 31, 2023 and interim period from November 1, 2023 through August 17, 2024, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Predecessor Funds’ financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On September 26, 2024, the Funds’ Audit Committee approved the engagement and service fees of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for each Fund for the fiscal year ending September 30, 2024. PwC serves as the accounting firm for all funds in the Trust.
During the fiscal period from each Predecessor Fund's respective inception date through October 31, 2022, fiscal year ended October 31, 2023 and interim period from November 1, 2023 through August 17, 2024, neither the Trust, the Predecessor Funds or anyone on their behalf consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

BARROW HANLEY FUNDS

PROXY DISCLOSURES

September 30, 2024 (Unaudited)

Included on page 66 in the Notes to Financial Statements.

BARROW HANLEY FUNDS

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

September 30, 2024 (Unaudited)

Included on page 88 in the Notes to Financial Statements.

BARROW HANLEY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

Prior to and at the March 27-28, 2024 meeting of the Board, the Board requested, and Perpetual Americas Funds Services1 (the “Adviser”) and Barrow Hanley provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services to be provided by each of the Adviser and Barrow Hanley to the Barrow Hanley Concentrated Emerging Markets ESG Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, and Barrow Hanley International Value Fund (collectively, the “Funds”); (ii) the investment performance of the Funds’ predecessor funds; (iii) the costs of the services to be provided and the profits to be realized by the Adviser and Barrow Hanley from each of their relationships with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders and (vi) any ancillary or other benefits to the Adviser or Barrow Hanley or their affiliates that may be derived from their sponsorship and investment management of the Funds. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds.
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and Barrow Hanley. The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and Barrow Hanley on its respective personnel and operations, and the Adviser’s and Barrow Hanley’s experiences with the investment strategy and risks of each Fund. The Board reviewed, among other things, each of the Adviser’s and Barrow Hanley’s investment philosophies and portfolio construction processes, compliance program, insurance coverage, business continuity programs, and information security practices. Taking into account the personnel anticipated to be involved in servicing the Funds as well as the anticipated services to be provided by the Adviser and Barrow Hanley, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser and Barrow Hanley.
Performance and Profits
The Board then turned to performance and considered the investment performance of the Barrow Hanley Concentrated Emerging Markets ESG Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund and Barrow Hanley International Value Fund, each a series of The Advisors’ Inner Circle Fund III (the “AIC BH Funds”), as the proposed predecessor funds to the Funds following the anticipated reorganization of the AIC BH Funds with and into the Barrow Hanley Funds (the “Reorganizations”), and the overall performance of its portfolio managers. The Board considered a report prepared by an industry standard independent service provider, Broadridge Financial Solutions, which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks, as applicable.
The Board also reviewed comparative data from the Adviser and Barrow Hanley on the advisory fees for the AIC BH Funds, as the proposed predecessor funds to the Funds. The Trustees noted that the advisory fees proposed for the Funds were the same as each AIC BH Fund’s current advisory fee. After considering the comparative data provided by the Adviser and Barrow Hanley, the Board concluded that the proposed investment advisory fees, subadvisory fees, and expense ratios after waiver or reimbursement were reasonable.
With respect to the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, the Board noted that the Fund’s Contractual Management Fee2 ranked seven out of 18 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.930% compared to a median Contractual Management Fee of 0.962% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked 10 out of 18 amongst
1 The business name under which JOHCM (USA) Inc subcontracts portfolio management services to affiliated investment advisers.
2 Broadridge combines the advisory fee and administrator fee into a management fee that Broadridge recommends boards focus on.

BARROW HANLEY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

the Fund’s Expense Group and 173 out of 357 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.050% compared to a median total expense of 1.033% for the Expense Group and 1.053% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 606 out of 795 among the Fund’s Performance Universe over the one-year period ended December 31, 2023. The Fund’s returns were 7.850% compared to a median return of the Performance Universe of 10.970% over the one-year period ended December 31, 2023.
Turning to the Barrow Hanley Credit Opportunities Fund, the Board noted that the Fund’s Contractual Management Fee ranked eight out of 21 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.600% compared to a median Contractual Management Fee of 0.630% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked 15 out of 21 among the Fund’s Expense Group and 204 out of 306 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.778% compared to a median total expense of 0.750% for the Expense Group and 0.708% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 150 out of 655 among the Fund’s Performance Universe over the one-year period ended December 31, 2023. The Fund’s returns were 12.980% compared to a median return of the Performance Universe of 12.160% over the one-year period ended December 31, 2023.
With respect to the Barrow Hanley Emerging Markets Value Fund, the Board noted that the Fund’s Contractual Management Fee ranked four out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.870% compared to a median Contractual Management Fee of 0.980% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked six out of 15 among the Fund’s Expense Group and 160 out of 418 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.991% compared to a median total expense of 1.130% for the Expense Group and 1.050% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 568 out of 795 and 29 out of 744 among the Fund’s Performance Universe over the one- and two-year periods ended December 31, 2023, respectively. The Fund’s returns were 8.570% and 2.270% compared to a median return of the Performance Universe of 10.970% and - 7.170% over the one- and two-year periods ended December 31, 2023, respectively.
The Board noted that regarding the Barrow Hanley Floating Rate Fund’s Contractual Management Fee, the Fund ranked one out of 11 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.450% compared to a median Contractual Management Fee of 0.647% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked two out of 11 among the Fund’s Expense Group and 11 out of 115 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.598% compared to a median total expense of 0.728% for the Expense Group and 0.737% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked eight out of 235 among the Fund’s Performance Universe over the one-year period ended December 31, 2023. The Fund’s returns were 14.450% compared to a median return of the Performance Universe of 12.000% over the one-year period ended December 31, 2023.
With respect to the Barrow Hanley International Value Fund, the Board noted that the Fund’s Contractual Management Fee ranked 4 out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.660% compared to a median Contractual Management Fee of 0.772% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked 6 out of 15 among the Fund’s Expense Group and 76 out of 161 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.858% compared to a median total expense of 0.893% for the Expense Group and 0.873% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 235 out of 374 and 36 out of 354 among the Fund’s Performance Universe over the one- and two-year periods ended December 31, 2023, respectively. The Fund’s returns were 16.310% and 6.800% compared to a median return of the Performance Universe of 17.785% and 2.965% over the one- and two-year periods ended December 31, 2023, respectively.
With respect to the Barrow Hanley Total Return Bond Fund, the Board noted that the Fund’s Contractual Management Fee ranked three out of eight among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.350% compared to a median Contractual Management Fee of 0.398% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked four out of eight among the Fund’s Expense Group and 44 out of 229 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.349%

BARROW HANLEY FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

September 30, 2024 (Unaudited)

compared to a median total expense of 0.427% for the Expense Group and 0.450% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 262 out of 461 among the Fund’s Performance Universe over the one-year period ended December 31, 2023. The Fund’s returns were 5.510% compared to a median return of the Performance Universe of 5.600% over the one-year period ended December 31, 2023.
With respect to the Barrow Hanley US Value Opportunities Fund, the Board noted that the Fund’s Contractual Management Fee ranked six out of 16 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.550% compared to a median Contractual Management Fee of 0.618% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 16 among the Fund’s Expense Group and 223 out of 530 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.709% compared to a median total expense of 0.824% for the Expense Group and 0.741% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 400 out of 1,165 among the Fund’s Performance Universe over the one-year period ended December 31, 2023. The Fund’s returns were 13.020% compared to a median return of the Performance Universe of 11.040% over the one-year period ended December 31, 2023.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2026. After considering the comparative data, as described above, and as provided in the materials provided in connection with the March 27-28, 2024 meeting of the Board (the “Board Materials”), the Board concluded that the advisory fees and expense ratios were reasonable.
The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser on a consolidated basis included in the Board Materials. In reviewing profitability, the Trustees considered the profitability of the future relationship with the Funds for the Adviser and Barrow Hanley.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds. In considering the anticipated economies of scale for the Funds, the Board considered the anticipated approximate assets of the Funds as of the closing of the Reorganizations.
In its deliberations, the Board did not identifyany particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

Investment Subadviser

Barrow, Hanley, Mewhinney & Straus, LLC

220 Ross Avenue, 31st Floor

Dallas, TX 75201

Investment Adviser

Perpetual Americas Funds Services

1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) The previous independent public accountant's letter is filed herewith.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	December 4, 2024

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024